UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor
Emerging Asia Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2011

1.804857.107

AEA-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Bermuda - 2.9%
Cheung Kong Infrastructure Holdings Ltd.	208,000	$ 1,198,286
China Yurun Food Group Ltd.	417,000	1,310,850
Cosco Pacific Ltd.	782,000	1,270,256
GOME Electrical Appliances Holdings Ltd.	4,048,000	1,911,345
Great Eagle Holdings Ltd.	71,040	234,254
Huabao International Holdings Ltd.	377,000	319,254
Jardine Matheson Holdings Ltd.	52,000	2,980,120
Jinhui Shipping & Transportation Ltd. (a)	53,719	130,696
Marvell Technology Group Ltd. (a)	69,200	1,025,544
Noble Group Ltd.	1,245,272	1,933,861
PAX Global Technology Ltd.	413,000	131,417
Skyworth Digital Holdings Ltd.	1,162,000	748,446
SmarTone Telecommunications Holdings Ltd.	452,000	699,417
TOTAL BERMUDA		13,893,746
Canada - 0.2%
Niko Resources Ltd.	15,500	1,066,051
Cayman Islands - 4.1%
Agile Property Holdings Ltd.	600,000	970,002
Biostime International Holdings Ltd.	230,500	504,546
Bosideng International Holdings Ltd.	1,272,000	373,743
Chaoda Modern Agriculture (Holdings) Ltd.	3,564,000	1,426,734
China Shangshui Cement Group Ltd.	619,000	750,539
China ZhengTong Auto Services Holdings Ltd.	393,000	519,374
Country Garden Holdings Co. Ltd.	3,946,000	2,025,200
Greatview Aseptic Pack Co. Ltd.	738,000	389,179
Haitian International Holdings Ltd.	358,000	433,616
International Taifeng Holdings Ltd.	1,524,000	786,071
JA Solar Holdings Co. Ltd. ADR (a)	126,000	604,800
Kingboard Chemical Holdings Ltd.	329,000	1,563,993
Lonking Holdings Ltd.	2,000,000	1,016,192
Maoye International Holdings Ltd.	1,364,000	651,041
Sands China Ltd. (a)	629,600	1,894,342
Shenguan Holdings Group Ltd.	1,324,000	847,694
Silver Base Group Holdings Ltd.	692,000	633,950
Spreadtrum Communications, Inc. ADR (d)	41,500	562,325
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	135,400	993,836
Trina Solar Ltd. (a)(d)	47,500	850,725
Xingda International Holdings Ltd.	717,000	507,819
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Yingli Green Energy Holding Co. Ltd. ADR (a)(d)	46,100	$ 333,764
Youyuan International Holdings Ltd. (a)	1,492,000	689,163
TOTAL CAYMAN ISLANDS		19,328,648
China - 14.1%
51job, Inc. sponsored ADR (a)	4,700	310,435
Agricultural Bank China Ltd. (H Shares)	5,715,000	3,101,754
Anhui Expressway Co. Ltd. (H Shares)	1,028,000	692,474
Baidu.com, Inc. sponsored ADR (a)	14,500	2,277,515
China Communications Construction Co. Ltd. (H Shares)	1,904,000	1,614,802
China Communications Services Corp. Ltd. (H Shares)	1,960,000	990,839
China Construction Bank Corp. (H Shares)	10,933,000	8,809,469
China Cosco Holdings Co. Ltd. (H Shares)	571,500	399,635
China Metal Recycling (Holdings) Ltd.	826,200	1,104,596
China Minsheng Banking Corp. Ltd. (H Shares)	5,809,500	5,128,353
China Pacific Insurance Group Co. Ltd. (H Shares)	461,200	1,748,628
China Petroleum & Chemical Corp. (H Shares)	4,344,000	4,303,005
China Southern Airlines Ltd. (H Shares) (a)	840,000	545,175
China Telecom Corp. Ltd. (H Shares)	5,270,000	3,452,755
Focus Media Holding Ltd. ADR (a)	34,200	1,124,838
Great Wall Motor Co. Ltd. (H Shares)	1,110,750	1,676,001
Guangzhou R F Properties Co. Ltd. (H Shares)	778,400	1,004,735
Harbin Power Equipment Co. Ltd. (H Shares)	2,268,000	2,985,666
Huaneng Power International, Inc. (H Shares)	2,446,000	1,201,307
Industrial & Commercial Bank of China Ltd. (H Shares)	13,929,000	10,598,036
PetroChina Co. Ltd. (H Shares)	3,234,000	4,614,501
Ping An Insurance Group Co. China Ltd. (H Shares)	371,500	3,615,473
Shanghai Jin Ji Int Hot Co. Ltd. (H Shares)	1,304,000	229,218
Shenzhen Expwy Co. (H Shares)	1,750,000	922,849
SINA Corp. (a)	4,200	453,978
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	1,288,000	537,094
Sinotrans Ltd. (H Shares)	1,741,000	388,686
Tianneng Power International Ltd.	278,000	166,576
Tingyi (Cayman Islands) Holding Corp.	524,000	1,627,037
Zhongpin, Inc. (a)(d)	60,300	622,899
TOTAL CHINA		66,248,329
Hong Kong - 13.8%
AIA Group Ltd.	1,963,000	7,215,986
ASM Pacific Technology Ltd.	68,500	752,342
BYD Electronic International Co. Ltd. (a)	547,500	195,290
Cathay Pacific Airways Ltd.	1,312,000	3,040,201
Common Stocks - continued
	Shares	Value
Hong Kong - continued
China Merchant Holdings International Co. Ltd.	480,000	$ 1,705,971
China Mobile (Hong Kong) Ltd.	251,000	2,497,146
China Overseas Land & Investment Ltd.	2,182,000	4,899,407
China Power International Development Ltd.	1,225,000	306,494
Citic Pacific Ltd.	856,000	1,856,142
CNOOC Ltd.	4,036,500	8,985,239
Dah Chong Hong Holdings Ltd.	552,000	725,253
First Pacific Co. Ltd.	798,000	803,754
Giordano International Ltd.	382,000	291,139
Guangdong Investment Ltd.	2,174,000	1,174,336
Hang Lung Group Ltd.	266,000	1,600,683
Hong Kong Exchanges and Clearing Ltd.	84,000	1,734,148
Hongkong Land Holdings Ltd.	585,000	3,931,200
Hysan Development Co. Ltd.	206,332	966,296
New World Development Co. Ltd.	1,095,000	1,612,897
PCCW Ltd.	7,391,000	3,224,281
Power Assets Holdings Ltd.	1,006,000	8,325,464
Sinotruk Hong Kong Ltd.	425,500	289,352
SJM Holdings Ltd.	472,000	1,188,206
Swire Pacific Ltd. (A Shares)	245,500	3,458,634
Wharf Holdings Ltd.	556,000	4,091,278
TOTAL HONG KONG		64,871,139
India - 7.8%
Apollo Tyres Ltd.	455,823	754,722
Axis Bank Ltd.	85,000	2,571,534
Bajaj Auto Ltd.	49,700	1,652,095
Bank of Baroda	86,080	1,714,410
Bank of India	86,028	751,310
Bharti Airtel Ltd.	315,790	3,123,257
Canara Bank	105,069	1,090,736
Dena Bank	129,933	252,874
Ess Dee Aluminium Ltd.	33,173	273,953
Grasim Industries Ltd.	20,528	1,072,350
HCL Infosystems Ltd.	145,422	279,923
Hindalco Industries Ltd.	380,098	1,448,259
Housing Development Finance Corp. Ltd.	295,399	4,603,708
ICSA (India) Ltd.	186,602	385,993
Indian Oil Corp. Ltd.	198,190	1,412,345
Indian Overseas Bank	215,451	675,203
Jubilant Industries Ltd.	5,873	26,675
Piramal Healthcare Ltd.	63,145	545,324
Common Stocks - continued
	Shares	Value
India - continued
Ramky Infrastructure Ltd.	73,635	$ 520,742
Sintex Industries Ltd.	172,960	689,336
State Bank of India	44,437	2,356,840
Sun TV Ltd.	47,728	347,299
Tata Communications Ltd. (a)	101,815	511,969
Tata Consultancy Services Ltd.	170,782	4,392,199
Tata Motors Ltd. Class A	72,201	892,183
Tata Power Co. Ltd.	49,156	1,424,534
Tata Steel Ltd.	86,086	1,098,224
Welspun Gujarat Stahl Rohren Ltd.	240,146	806,371
Yes Bank Ltd.	162,600	1,142,540
Zee Learn Ltd. (a)	35,117	16,999
TOTAL INDIA		36,833,907
Indonesia - 3.9%
PT Aneka Tambang Tbk	877,500	206,470
PT Astra International Tbk	514,000	4,263,174
PT Bank Rakyat Indonesia Tbk	8,487,500	6,889,850
PT BISI International Tbk	376,500	64,226
PT Global Mediacom Tbk	4,988,500	510,587
PT Indofood Sukses Makmur Tbk	3,024,000	2,259,105
PT Indosat Tbk	392,500	251,662
PT Perusahaan Gas Negara Tbk Series B	4,731,000	2,212,437
PT Tower Bersama Infrastructure Tbk	2,425,000	634,779
PT XL Axiata Tbk	1,552,500	1,050,220
TOTAL INDONESIA		18,342,510
Japan - 0.1%
DeNA Co. Ltd.	4,600	229,806
SMC Corp.	1,400	258,117
TOTAL JAPAN		487,923
Korea (South) - 22.8%
BS Financial Group, Inc. (a)	333,090	5,133,942
Cheil Worldwide, Inc.	142,040	2,243,163
CJ CheilJedang Corp.	4,812	1,396,635
CJ Corp.	37,187	2,998,099
DGB Financial Group Co. Ltd. (a)	72,680	1,151,244
Dongbu Insurance Co. Ltd.	31,260	1,550,696
Doosan Co. Ltd.	15,093	2,118,718
Doosan Construction & Engineering Co. Ltd.	133,800	642,159
Duksan Hi-Metal Co. Ltd. (a)	32,144	882,642
GS Holdings Corp.	23,370	2,008,274
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Hana Financial Group, Inc.	65,440	$ 2,566,580
Honam Petrochemical Corp.	5,155	2,112,265
Hynix Semiconductor, Inc.	56,330	1,295,649
Hyundai Department Store Co. Ltd.	6,787	1,184,491
Hyundai Heavy Industries Co. Ltd.	14,335	5,547,455
Hyundai Hysco Co. Ltd.	32,160	1,477,903
Hyundai Mobis	15,284	5,508,795
Hyundai Motor Co.	36,543	8,145,318
Hyundai Steel Co.	34,900	4,303,331
Industrial Bank of Korea	234,770	4,041,617
Kia Motors Corp.	53,840	3,952,592
Korea Investment Holdings Co. Ltd.	20,080	794,211
Korea Zinc Co. Ltd.	4,609	1,912,585
Kyeryong Construction Industrial Co. Ltd.	11,900	244,930
LG Chemical Ltd.	11,457	5,107,457
LIG Non-Life Insurance Co. Ltd.	36,410	904,811
Lotte Samkang Co. Ltd.	691	285,759
Lotte Shopping Co. Ltd.	5,245	2,266,052
NHN Corp. (a)	14,011	2,790,772
Orion Corp.	1,094	531,280
Paradise Co. Ltd.	35,240	269,406
Samsung Card Co. Ltd.	28,541	1,624,263
Samsung Electronics Co. Ltd.	24,234	19,400,081
Samsung Fire & Marine Insurance Co. Ltd.	13,598	3,076,092
SK Chemicals Co. Ltd.	3,732	282,829
SK Telecom Co. Ltd.	47,531	6,614,087
Sungwoo Hitech Co. Ltd.	36,031	789,449
TK Corp. (a)	6,797	149,569
TOTAL KOREA (SOUTH)		107,305,201
Malaysia - 1.8%
AMMB Holdings Bhd	1,138,900	2,492,484
Axiata Group Bhd	1,470,100	2,528,245
Genting Malaysia Bhd	196,800	242,226
Glomac Bhd	552,400	331,570
Hong Leong Bank Bhd	114,600	515,516
Malayan Banking Bhd	445,062	1,314,700
RHB Capital Bhd	273,378	839,816
TOTAL MALAYSIA		8,264,557
Mauritius - 0.5%
Golden Agri-Resources Ltd.	3,739,000	2,266,719
Common Stocks - continued
	Shares	Value
Papua New Guinea - 0.0%
Oil Search Ltd.	31,658	$ 237,555
Philippines - 0.7%
Aboitiz Power Corp.	777,600	599,715
Globe Telecom, Inc.	22,670	515,912
Manila Water Co., Inc.	2,128,800	998,222
Universal Robina Corp.	969,000	1,087,653
TOTAL PHILIPPINES		3,201,502
Singapore - 5.7%
Avago Technologies Ltd.	13,500	454,005
China Minzhong Food Corp. Ltd. (a)	267,000	314,861
City Developments Ltd.	220,000	1,929,328
First Resources Ltd.	999,000	1,173,928
Keppel Corp. Ltd.	853,600	7,847,321
Mapletree Logistics Trust (REIT)	336,000	256,712
SembCorp Industries Ltd.	965,000	4,063,074
SembCorp Marine Ltd.	656,000	2,941,826
United Overseas Bank Ltd.	316,000	5,366,607
UOL Group Ltd.	160,000	685,629
Yangzijiang Shipbuilding Holdings Ltd.	568,000	686,326
Yanlord Land Group Ltd.	905,000	935,702
TOTAL SINGAPORE		26,655,319
Taiwan - 14.2%
Advanced Semiconductor Engineering, Inc.	1,982,000	2,138,522
Asia Cement Corp.	515,000	793,542
E.Sun Financial Holdings Co. Ltd.	3,429,000	2,368,717
Far East Department Stores Co. Ltd.	489,000	1,063,338
Farglory Land Development Co. Ltd.	330,000	809,003
Formosa Chemicals & Fibre Corp.	1,206,000	4,363,816
Formosa Plastics Corp.	1,756,000	6,597,161
Fubon Financial Holding Co. Ltd.	4,761,549	7,749,058
Hon Hai Precision Industry Co. Ltd. (Foxconn)	977,900	2,786,744
HTC Corp.	90,037	2,674,922
Huaku Development Co. Ltd.	10,730	31,878
Insyde Software Corp.	98,195	472,614
King Slide Works Co. Ltd.	102,850	436,258
Nan Ya Plastics Corp.	875,000	2,414,733
President Chain Store Corp.	233,000	1,488,521
Quanta Computer, Inc.	862,000	2,119,183
TaiChung Business Bank (a)	788,000	309,688
Taishin Financial Holdings Co. Ltd.	11,734,572	6,257,355
Common Stocks - continued
	Shares	Value
Taiwan - continued
Taiwan Cement Corp.	1,471,424	$ 2,323,301
Taiwan Semiconductor Manufacturing Co. Ltd.	7,044,393	17,479,400
Unified-President Enterprises Corp.	1,416,000	2,319,141
TOTAL TAIWAN		66,996,895
Thailand - 4.8%
Advanced Info Service PCL (For. Reg.)	486,500	1,887,179
Asian Property Development PCL (For. Reg.)	3,613,080	734,144
Banpu PCL (For. Reg.)	198,700	4,884,917
BEC World PCL (For. Reg.)	992,200	1,366,254
Bumrungrad Hospital PCL (For. Reg.)	173,400	219,844
Charoen Pokphand Foods PCL (For. Reg.)	2,027,100	2,161,559
Glow Energy PCL (For. Reg.)	283,600	538,149
LPN Development PCL (For. Reg.)	1,772,400	672,649
PTT PCL (For. Reg.)	235,400	2,743,369
Siam Cement PCL:
(For. Reg.)	98,200	1,444,554
NVDR unit	7,800	99,809
Siam Commercial Bank PCL (For. Reg.)	669,400	2,843,966
Siam Makro PCL (For. Reg.)	191,500	1,498,556
Supalai PCL (For. Reg.)	1,471,800	687,087
Total Access Communication PCL unit	263,900	598,262
TOTAL THAILAND		22,380,298
United Kingdom - 0.3%
HSBC Holdings PLC (Hong Kong)	145,278	1,422,962
United States of America - 0.5%
China Natural Gas, Inc. (a)(d)	13,300	41,895
Citigroup, Inc.	11,600	444,744
Cognizant Technology Solutions Corp. Class A (a)	7,700	537,999
Freeport-McMoRan Copper & Gold, Inc.	23,300	1,233,968
SORL Auto Parts, Inc. (a)(d)	45,900	225,828
TOTAL UNITED STATES OF AMERICA		2,484,434
TOTAL COMMON STOCKS (Cost $384,960,676)		462,287,695
Money Market Funds - 2.8%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	9,753,151	$ 9,753,151
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	3,317,855	3,317,855
TOTAL MONEY MARKET FUNDS (Cost $13,071,006)		13,071,006
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $398,031,682)		475,358,701
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(4,599,359)
NET ASSETS - 100%		$ 470,759,342
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,803
Fidelity Securities Lending Cash Central Fund	85,163
Total	$ 93,966
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Korea (South)	$ 107,305,201	$ 100,691,114	$ 6,614,087	$ -
Taiwan	66,996,895	47,378,973	19,617,922	-
China	66,248,329	52,131,586	14,116,743	-
Hong Kong	64,871,139	53,388,754	11,482,385	-
India	36,833,907	33,282,304	3,551,603	-
Singapore	26,655,319	26,655,319	-	-
Thailand	22,380,298	22,380,298	-	-
Cayman Islands	19,328,648	19,328,648	-	-
Indonesia	18,342,510	18,342,510	-	-
Other	33,325,449	31,902,487	1,422,962	-
Money Market Funds	13,071,006	13,071,006	-	-
Total Investments in Securities:	$ 475,358,701	$ 418,552,999	$ 56,805,702	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 10,299
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(10,299)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $398,648,039. Net unrealized appreciation aggregated $76,710,662, of which $93,111,707 related to appreciated investment securities and $16,401,045 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Value Leaders Fund Class A
Class T
Class B
Class C
Institutional Class

July 31, 2011

1.804852.107

AVLF-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 11.1%
Automobiles - 0.3%
Honda Motor Co. Ltd.	3,200	$ 126,996
Household Durables - 4.4%
D.R. Horton, Inc.	2,000	23,760
Garmin Ltd. (d)	47,730	1,557,430
		1,581,190
Media - 3.5%
Comcast Corp. Class A (special) (non-vtg.)	4,648	108,484
Time Warner, Inc.	9,764	343,302
Washington Post Co. Class B (d)	2,046	823,106
		1,274,892
Multiline Retail - 1.9%
JCPenney Co., Inc.	16,364	503,357
Target Corp.	3,396	174,860
		678,217
Specialty Retail - 1.0%
American Eagle Outfitters, Inc.	26,304	345,635
TOTAL CONSUMER DISCRETIONARY		4,006,930
CONSUMER STAPLES - 9.7%
Beverages - 4.9%
Grupo Modelo SAB de CV Series C	288,100	1,777,358
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	12,356	449,141
Kroger Co.	8,906	221,492
		670,633
Food Products - 1.8%
Dean Foods Co. (a)	14,383	158,501
Kraft Foods, Inc. Class A	14,805	508,996
		667,497
Tobacco - 1.1%
Lorillard, Inc.	3,638	386,428
TOTAL CONSUMER STAPLES		3,501,916
ENERGY - 12.2%
Energy Equipment & Services - 1.2%
Transocean Ltd. (United States)	6,861	422,363
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 11.0%
Anadarko Petroleum Corp.	5,392	$ 445,164
Apache Corp.	1,600	197,952
BP PLC sponsored ADR	8,520	387,149
Chevron Corp.	10,700	1,113,014
ConocoPhillips	6,600	475,134
Marathon Oil Corp.	9,008	278,978
Marathon Petroleum Corp.	8,425	368,931
Occidental Petroleum Corp.	6,980	685,296
Suncor Energy, Inc.	700	26,831
		3,978,449
TOTAL ENERGY		4,400,812
FINANCIALS - 26.2%
Capital Markets - 7.3%
Bank of New York Mellon Corp.	15,000	376,650
E*TRADE Financial Corp. (a)	10,400	165,152
Goldman Sachs Group, Inc.	9,967	1,345,246
Morgan Stanley	16,175	359,894
Northern Trust Corp.	3,851	172,929
State Street Corp.	5,100	211,497
		2,631,368
Commercial Banks - 5.4%
Aozora Bank Ltd. (d)	155,000	378,614
KeyCorp	29,000	233,160
Sumitomo Mitsui Financial Group, Inc.	16,700	525,501
Wells Fargo & Co.	28,726	802,604
		1,939,879
Consumer Finance - 0.7%
Discover Financial Services	9,700	248,417
Diversified Financial Services - 8.2%
Bank of America Corp.	57,755	560,801
Citigroup, Inc.	43,322	1,660,965
JPMorgan Chase & Co.	18,376	743,309
		2,965,075
Insurance - 4.4%
Berkshire Hathaway, Inc. Class B (a)	3,340	247,728
First American Financial Corp.	21,358	341,514
Lincoln National Corp.	3,339	88,484
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	14,368	$ 592,105
RenaissanceRe Holdings Ltd.	1,897	132,012
XL Group PLC Class A	9,506	195,063
		1,596,906
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	26,100	82,737
TOTAL FINANCIALS		9,464,382
HEALTH CARE - 14.2%
Biotechnology - 0.5%
Gilead Sciences, Inc. (a)	4,620	195,703
Health Care Equipment & Supplies - 0.7%
CareFusion Corp. (a)	9,700	255,983
Health Care Providers & Services - 1.1%
Omnicare, Inc.	12,641	385,551
Pharmaceuticals - 11.9%
Eli Lilly & Co.	11,175	428,003
Johnson & Johnson	18,811	1,218,765
Merck & Co., Inc.	31,900	1,088,747
Pfizer, Inc.	72,425	1,393,457
Sanofi-Aventis sponsored ADR	4,770	184,838
		4,313,810
TOTAL HEALTH CARE		5,151,047
INDUSTRIALS - 6.3%
Aerospace & Defense - 1.4%
Textron, Inc.	6,960	160,985
United Technologies Corp.	4,300	356,212
		517,197
Building Products - 0.3%
Armstrong World Industries, Inc.	2,622	103,569
Construction & Engineering - 0.7%
Jacobs Engineering Group, Inc. (a)	6,400	250,496
Electrical Equipment - 0.7%
Alstom SA	4,585	242,140
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 3.2%
General Electric Co.	65,880	$ 1,179,911
TOTAL INDUSTRIALS		2,293,313
INFORMATION TECHNOLOGY - 14.8%
Communications Equipment - 7.7%
Alcatel-Lucent SA sponsored ADR (a)	383,382	1,552,697
Cisco Systems, Inc.	28,347	452,702
Comverse Technology, Inc. (a)	103,700	777,750
		2,783,149
Computers & Peripherals - 2.4%
Seagate Technology	19,847	275,675
Western Digital Corp. (a)	17,759	611,975
		887,650
Electronic Equipment & Components - 0.8%
Corning, Inc.	17,682	281,321
Office Electronics - 1.2%
Xerox Corp.	46,404	432,949
Semiconductors & Semiconductor Equipment - 1.7%
Advanced Micro Devices, Inc. (a)	83,503	612,912
Software - 1.0%
Microsoft Corp.	13,372	366,393
TOTAL INFORMATION TECHNOLOGY		5,364,374
MATERIALS - 3.0%
Chemicals - 2.0%
Clariant AG (Reg.) (a)	46,086	727,781
Metals & Mining - 1.0%
Goldcorp, Inc.	7,300	349,107
TOTAL MATERIALS		1,076,888
TELECOMMUNICATION SERVICES - 1.1%
Wireless Telecommunication Services - 1.1%
Sprint Nextel Corp. (a)	99,342	420,217
Common Stocks - continued
	Shares	Value
UTILITIES - 0.9%
Electric Utilities - 0.9%
NextEra Energy, Inc.	5,817	$ 321,389
TOTAL COMMON STOCKS (Cost $38,318,728)		36,001,268
Money Market Funds - 9.1%

Fidelity Cash Central Fund, 0.14% (b)	1,033,121	1,033,121
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	2,257,905	2,257,905
TOTAL MONEY MARKET FUNDS (Cost $3,291,026)		3,291,026
TOTAL INVESTMENT PORTFOLIO - 108.6% (Cost $41,609,754)		39,292,294
NET OTHER ASSETS (LIABILITIES) - (8.6)%		(3,126,785)
NET ASSETS - 100%		$ 36,165,509
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 673
Fidelity Securities Lending Cash Central Fund	31,096
Total	$ 31,769
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,006,930	$ 3,879,934	$ 126,996	$ -
Consumer Staples	3,501,916	3,501,916	-	-
Energy	4,400,812	4,400,812	-	-
Financials	9,464,382	8,938,881	525,501	-
Health Care	5,151,047	5,151,047	-	-
Industrials	2,293,313	2,293,313	-	-
Information Technology	5,364,374	5,364,374	-	-
Materials	1,076,888	1,076,888	-	-
Telecommunication Services	420,217	420,217	-	-
Utilities	321,389	321,389	-	-
Money Market Funds	3,291,026	3,291,026	-	-
Total Investments in Securities:	$ 39,292,294	$ 38,639,797	$ 652,497	$ -
Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $42,346,643. Net unrealized depreciation aggregated $3,054,349, of which $1,698,343 related to appreciated investment securities and $4,752,692 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Global Capital
Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2011

1.804860.107

AGLO-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Australia - 0.9%
carsales.com Ltd. (d)	205,327	$ 1,037,680
Newcrest Mining Ltd.	6,357	276,222
TOTAL AUSTRALIA		1,313,902
Bailiwick of Jersey - 0.0%
Velti PLC (a)	3,750	61,913
Bermuda - 3.0%
Fairwood Holdings Ltd.	443,500	682,850
Invesco Ltd.	29,400	652,092
Luk Fook Holdings International Ltd.	523,000	2,747,934
VistaPrint Ltd. (a)	7,500	200,250
TOTAL BERMUDA		4,283,126
Brazil - 2.0%
Drogasil SA	100	806
Fleury SA	13,100	179,880
Marisa Lojas SA	100	1,405
Porto Seguro SA	46,700	653,294
Tegma Gestao Logistica	79,400	1,216,184
Totvs SA	47,100	843,804
TOTAL BRAZIL		2,895,373
Canada - 5.8%
Barrick Gold Corp.	69,700	3,323,043
Bellhaven Copper & Gold, Inc. (a)	862,000	460,142
Carpathian Gold, Inc. (a)	2,543,500	1,650,586
Cathedral Energy Services Ltd.	148,800	1,328,516
Kinross Gold Corp.	35,400	578,020
Kodiak Oil & Gas Corp. (a)(d)	54,000	366,660
Petrobank Energy & Resources Ltd. (a)	16,400	254,051
Petrominerales Ltd.	1,044	33,307
PHX Energy Services Corp.	9,200	100,050
Sandvine Corp. (U.K.) (a)	53,000	118,715
SunOpta, Inc. (a)	6,300	37,107
TOTAL CANADA		8,250,197
Cayman Islands - 0.7%
Daphne International Holdings Ltd.	100,000	107,521
EVA Precision Industrial Holdings Ltd.	88,000	33,309
Longtop Financial Technologies Ltd. ADR (a)(d)	86,400	163,555
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Shenzhou International Group Holdings Ltd.	279,000	$ 410,241
Tencent Holdings Ltd.	9,500	247,196
TOTAL CAYMAN ISLANDS		961,822
Finland - 0.0%
Nokian Tyres PLC	900	42,235
France - 3.9%
1000mercis	2,600	171,773
AXA SA	146,867	2,766,549
Maisons France Confort	27,700	1,224,669
Ubisoft Entertainment SA (a)	166,051	1,390,028
TOTAL FRANCE		5,553,019
Hong Kong - 0.5%
AIA Group Ltd.	195,200	717,555
India - 17.3%
CRISIL Ltd.	1,279	239,521
Divi's Laboratories Ltd.	1,204	22,453
eClerx	43,608	798,674
FDC Ltd.	1,717,134	3,590,795
Hawkins Cookers Ltd.	16,293	642,027
ICRA Ltd.	55,449	1,587,590
Indoco Remedies Ltd.	220,127	2,097,206
INFO Edge India Ltd.	173,612	2,943,275
Jubilant Foodworks Ltd. (a)	175,042	3,383,644
Opto Circuits India Ltd.	575,876	3,746,906
Prakash Industries Ltd.	223,027	334,969
Sobha Developers Ltd.	255,112	1,497,146
Sun TV Ltd.	345,973	2,517,519
Unichem Laboratories Ltd.	353,465	1,148,901
TOTAL INDIA		24,550,626
Ireland - 0.2%
Trinity Biotech PLC sponsored ADR	30,541	323,429
Japan - 13.4%
DeNA Co. Ltd.	15,400	769,350
Kakaku.com, Inc.	95,400	3,774,352
Kenedix, Inc. (a)	18,158	3,550,678
MEGANE TOP CO. LTD.	235,600	3,832,537
Proto Corp.	70,200	2,538,382
So-net M3, Inc. (d)	354	3,205,847
Start Today Co. Ltd.	29,100	722,916
Common Stocks - continued
	Shares	Value
Japan - continued
Tokyo Electron Ltd.	1,800	$ 97,291
Tsutsumi Jewelry Co. Ltd.	22,000	558,254
TOTAL JAPAN		19,049,607
Korea (South) - 2.0%
Able C&C Ltd.	24,480	568,871
Lock & Lock Co. Ltd.	14,360	649,694
MegaStudy Co. Ltd.	9,801	1,400,011
Orion Corp.	65	31,566
Woongjin Coway Co. Ltd.	4,450	171,998
TOTAL KOREA (SOUTH)		2,822,140
Luxembourg - 1.1%
GlobeOp Financial Services SA	217,402	1,573,872
Mexico - 0.3%
Genomma Lab Internacional SA de CV (a)	185,400	425,541
Netherlands - 0.5%
Gemalto NV	15,000	716,306
Panama - 2.9%
Copa Holdings SA Class A	63,002	4,133,561
Russia - 3.1%
Pharmstandard OJSC (a)	39,933	3,489,308
Vozrozhdenie Bank	26,600	899,878
TOTAL RUSSIA		4,389,186
South Africa - 0.4%
Spur Corp. Ltd.	259,540	539,940
Sweden - 0.9%
EnergyO Solutions AB (a)	196,507	1,061,888
Swedol AB	31,700	151,652
TOTAL SWEDEN		1,213,540
Taiwan - 1.2%
HTC Corp.	56,700	1,684,508
United Kingdom - 5.3%
Admiral Group	13,200	335,655
Ascent Resources PLC (a)	2,035,600	117,793
CPP Group PLC	434,300	1,094,373
Dunelm Group PLC	98,300	758,436
Ensco International Ltd. ADR	7,100	378,075
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Royal Dutch Shell PLC Class B sponsored ADR	61,500	$ 4,529,475
SuperGroup PLC (a)	14,800	258,749
TOTAL UNITED KINGDOM		7,472,556
United States of America - 33.3%
Advance Auto Parts, Inc.	23,900	1,313,783
Altera Corp.	21,900	895,272
Apache Corp.	25,000	3,093,000
Apple, Inc. (a)	4,100	1,600,968
Applied Materials, Inc.	78,500	967,120
Cognex Corp.	6,870	233,237
Computer Task Group, Inc. (a)	119,400	1,539,066
Constant Contact, Inc. (a)	7,700	145,761
Corning, Inc.	396,900	6,314,679
DG FastChannel, Inc. (a)	12,895	364,413
Discover Financial Services	41,300	1,057,693
eBay, Inc. (a)	87,200	2,855,800
EnerNOC, Inc. (a)	2,159	36,142
Entegris, Inc. (a)	30,500	261,385
Fuel Systems Solutions, Inc. (a)(d)	50,600	1,074,744
Genomic Health, Inc. (a)	6,280	168,618
Google, Inc. Class A (a)	11,000	6,640,584
Grand Canyon Education, Inc. (a)	65,453	1,007,322
Intuit, Inc. (a)	7,200	336,240
MasterCard, Inc. Class A	11,600	3,517,700
McKesson Corp.	3,900	316,368
Nanosphere, Inc. (a)(d)	898,570	1,851,054
Northern Oil & Gas, Inc. (a)(d)	28,400	628,776
NVE Corp. (a)	6,021	331,576
Parker Drilling Co. (a)	240,000	1,521,600
Pioneer Natural Resources Co.	3,800	353,362
QEP Resources, Inc.	40,600	1,779,498
Rovi Corp. (a)	12,400	656,828
Summer Infant, Inc. (a)	185,982	1,601,305
Support.com, Inc. (a)	115,436	371,704
Synta Pharmaceuticals Corp. (a)(d)	111,467	520,551
The Walt Disney Co.	90,200	3,483,524
Common Stocks - continued
	Shares	Value
United States of America - continued
Thermo Fisher Scientific, Inc. (a)	6,000	$ 360,540
Zoltek Companies, Inc. (a)	18,079	182,779
TOTAL UNITED STATES OF AMERICA		47,382,992
TOTAL COMMON STOCKS (Cost $142,665,440)		140,356,946
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.14% (b)	1,598,554	1,598,554
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	2,537,688	2,537,688
TOTAL MONEY MARKET FUNDS (Cost $4,136,242)		4,136,242
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $146,801,682)		144,493,188
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(2,236,649)
NET ASSETS - 100%		$ 142,256,539
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,253
Fidelity Securities Lending Cash Central Fund	93,023
Total	$ 104,276
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Nanosphere, Inc.	$ 911,696	$ 8,698,671	$ 1,833,764	$ -	$ -
Total	$ 911,696	$ 8,698,671	$ 1,833,764	$ -	$ -
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 47,382,992	$ 47,382,992	$ -	$ -
India	24,550,626	24,550,626	-	-
Japan	19,049,607	19,049,607	-	-
Canada	8,250,197	8,250,197	-	-
United Kingdom	7,472,556	7,472,556	-	-
France	5,553,019	5,553,019	-	-
Russia	4,389,186	4,389,186	-	-
Bermuda	4,283,126	4,283,126	-	-
Panama	4,133,561	4,133,561	-	-
Cayman Islands	961,822	798,267	-	163,555
Other	14,330,254	14,330,254	-	-
Money Market Funds	4,136,242	4,136,242	-	-
Total Investments in Securities:	$ 144,493,188	$ 144,329,633	$ -	$ 163,555
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(2,707,118)
Cost of Purchases	2,205,651
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	665,022
Transfers out of Level 3	-
Ending Balance	$ 163,555
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2011	$ (2,707,118)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $146,884,192. Net unrealized depreciation aggregated $2,391,004, of which $13,968,749 related to appreciated investment securities and $16,359,753 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Europe Capital
Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2011

1.804846.107

AEUR-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Australia - 0.9%
Fortescue Metals Group Ltd.	27,252	$ 188,924
Bailiwick of Guernsey - 0.4%
Resolution Ltd.	18,400	83,427
Bailiwick of Jersey - 2.8%
Experian PLC	13,600	179,164
Randgold Resources Ltd. sponsored ADR	2,100	190,701
Shire PLC	6,890	239,165
TOTAL BAILIWICK OF JERSEY		609,030
Belgium - 0.5%
Anheuser-Busch InBev SA NV (strip VVPR) (a)	6,080	17
Umicore SA	2,084	106,660
TOTAL BELGIUM		106,677
Bermuda - 0.2%
Kosmos Energy Ltd.	2,600	39,494
British Virgin Islands - 0.4%
Mail.ru Group Ltd. GDR (Reg. S)	2,400	85,728
Canada - 1.5%
First Quantum Minerals Ltd.	900	124,779
Petrobank Energy & Resources Ltd. (a)	1,600	24,785
Suncor Energy, Inc.	2,600	99,657
Uranium One, Inc.	24,000	84,656
TOTAL CANADA		333,877
China - 1.0%
Baidu.com, Inc. sponsored ADR (a)	600	94,242
Focus Media Holding Ltd. ADR (a)(d)	3,600	118,404
TOTAL CHINA		212,646
Denmark - 2.8%
Carlsberg A/S Series B	1,600	157,376
Danske Bank A/S (a)	6,728	130,406
Novo Nordisk A/S Series B	2,637	322,548
TOTAL DENMARK		610,330
Finland - 0.5%
Nokian Tyres PLC	2,200	103,241
France - 17.3%
Alcatel-Lucent SA sponsored ADR (a)	15,500	62,775
Alstom SA	3,678	194,240
Arkema SA	2,400	235,011
Common Stocks - continued
	Shares	Value
France - continued
Atos Origin SA	2,648	$ 146,256
BNP Paribas SA	5,869	383,401
Club Mediterranee SA (a)	400	9,500
Compagnie Generale de Geophysique SA (a)	2,600	87,310
Danone	4,200	300,532
Edenred	2,900	83,587
Iliad SA	1,257	161,467
JC Decaux SA (a)	3,000	82,892
LVMH Moet Hennessy - Louis Vuitton	2,064	379,456
PPR SA	2,100	389,243
Publicis Groupe SA	3,100	158,103
Remy Cointreau SA	1,323	118,239
Safran SA	4,100	171,018
Sanofi-Aventis	6,382	495,868
Societe Generale Series A	3,900	194,645
Unibail-Rodamco	500	111,643
TOTAL FRANCE		3,765,186
Germany - 8.4%
BASF AG	4,051	367,983
Commerzbank AG (a)	61,400	234,496
Fresenius Medical Care AG & Co. KGaA	1,800	138,140
HeidelbergCement AG	2,100	116,018
Kabel Deutschland Holding AG (a)	4,500	253,881
SAP AG	4,454	278,464
Siemens AG	3,340	426,858
TOTAL GERMANY		1,815,840
Ireland - 0.1%
Elan Corp. PLC (a)	2,500	27,938
Italy - 2.5%
Amplifon SpA	2,200	14,117
Fiat Industrial SpA (a)	13,700	181,199
Intesa Sanpaolo SpA	65,535	152,169
Piaggio & C SpA	16,300	67,545
Prysmian SpA	6,500	120,573
TOTAL ITALY		535,603
Luxembourg - 0.4%
Evraz Group SA GDR (a)	2,900	96,860
Netherlands - 2.8%
AEGON NV (a)	20,700	118,457
Common Stocks - continued
	Shares	Value
Netherlands - continued
ING Groep NV (Certificaten Van Aandelen) (a)	29,700	$ 318,699
LyondellBasell Industries NV Class A	3,200	126,272
Yandex NV	1,300	45,461
TOTAL NETHERLANDS		608,889
Norway - 2.1%
Aker Solutions ASA	9,100	160,218
Storebrand ASA (A Shares)	35,000	292,122
TOTAL NORWAY		452,340
Poland - 0.3%
Eurocash SA	7,700	75,273
Russia - 1.1%
Sberbank of Russia sponsored ADR	7,500	112,125
Uralkali JSC GDR (Reg. S)	2,600	128,076
TOTAL RUSSIA		240,201
Spain - 4.4%
Banco Bilbao Vizcaya Argentaria SA	16,842	176,414
Banco Santander SA	29,354	308,949
Gestevision Telecinco SA (d)	16,885	158,668
Grifols SA	3,600	78,857
Inditex SA	2,621	237,784
TOTAL SPAIN		960,672
Sweden - 2.3%
Elekta AB (B Shares)	1,300	59,919
Swedbank AB (A Shares)	11,805	207,512
Telefonaktiebolaget LM Ericsson (B Shares)	18,703	234,905
TOTAL SWEDEN		502,336
Switzerland - 8.0%
Compagnie Financiere Richemont SA Series A	4,203	272,375
Nestle SA	11,909	759,666
Schindler Holding AG (participation certificate)	1,323	156,022
The Swatch Group AG (Bearer)	450	244,608
Transocean Ltd. (United States)	1,900	116,964
UBS AG (a)	11,354	187,272
TOTAL SWITZERLAND		1,736,907
United Kingdom - 32.1%
Aegis Group PLC	33,400	84,986
Autonomy Corp. PLC (a)	3,500	96,584
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Aviva PLC	22,400	$ 145,893
Barclays PLC	70,018	254,087
BG Group PLC	20,173	478,195
BHP Billiton PLC	7,346	274,435
British American Tobacco PLC (United Kingdom)	7,100	327,775
British Land Co. PLC	20,996	201,632
British Sky Broadcasting Group PLC	15,700	183,505
Burberry Group PLC	6,400	156,963
Cairn Energy PLC (a)	17,223	104,555
Carphone Warehouse Group PLC	69,750	472,605
Filtrona PLC	15,400	86,308
GlaxoSmithKline PLC	15,000	334,458
HSBC Holdings PLC sponsored ADR	7,862	384,216
International Personal Finance PLC	10,100	52,261
Kazakhmys PLC	6,400	141,624
Lloyds Banking Group PLC (a)	274,000	193,574
Meggitt PLC	23,600	150,434
Micro Focus International PLC	24,000	114,255
Misys PLC	28,000	182,021
Morgan Crucible Co. PLC	18,500	99,916
Next PLC	3,700	144,256
Prudential PLC	18,843	212,271
Reckitt Benckiser Group PLC	4,600	261,051
Royal Dutch Shell PLC Class A (United Kingdom)	25,217	923,773
SuperGroup PLC (a)(d)	7,200	125,878
Vodafone Group PLC	199,800	560,361
Xstrata PLC	10,000	212,669
TOTAL UNITED KINGDOM		6,960,541
United States of America - 4.8%
Agilent Technologies, Inc. (a)	2,800	118,048
Citigroup, Inc.	1,700	65,178
Dunkin' Brands Group, Inc.	100	2,893
Fluor Corp.	1,300	82,589
Green Mountain Coffee Roasters, Inc. (a)	1,500	155,925
Halliburton Co.	2,100	114,933
Mead Johnson Nutrition Co. Class A	2,100	149,877
Noble Energy, Inc.	1,000	99,680
Common Stocks - continued
	Shares	Value
United States of America - continued
The Mosaic Co.	2,700	$ 190,944
Virgin Media, Inc.	2,100	55,566
TOTAL UNITED STATES OF AMERICA		1,035,633
TOTAL COMMON STOCKS (Cost $20,008,799)		21,187,593
Nonconvertible Preferred Stocks - 1.9%

Germany - 1.9%
ProSiebenSat.1 Media AG	6,100	157,810
Volkswagen AG	1,300	260,479
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $295,057)		418,289
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.14% (b)	171,657	171,657
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	336,018	336,018
TOTAL MONEY MARKET FUNDS (Cost $507,675)		507,675
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $20,811,531)		22,113,557
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(410,721)
NET ASSETS - 100%		$ 21,702,836
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 482
Fidelity Securities Lending Cash Central Fund	6,798
Total	$ 7,280
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 6,960,541	$ 3,733,914	$ 3,226,627	$ -
France	3,765,186	3,182,008	583,178	-
Germany	2,234,129	1,390,667	843,462	-
Switzerland	1,736,907	1,549,635	187,272	-
United States of America	1,035,633	1,035,633	-	-
Spain	960,672	475,309	485,363	-
Denmark	610,330	287,782	322,548	-
Bailiwick of Jersey	609,030	369,865	239,165	-
Netherlands	608,889	171,733	437,156	-
Other	3,084,565	2,821,722	262,843	-
Money Market Funds	507,675	507,675	-	-
Total Investments in Securities:	$ 22,113,557	$ 15,525,943	$ 6,587,614	$ -
Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $20,998,513. Net unrealized appreciation aggregated $1,115,044, of which $2,657,831 related to appreciated investment securities and $1,542,787 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Capital Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2011

1.804862.107

AICAP-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Australia - 1.1%
Atlas Iron Ltd. (a)	167,026	$ 743,188
Fortescue Metals Group Ltd.	120,793	837,395
TOTAL AUSTRALIA		1,580,583
Bailiwick of Jersey - 0.6%
Experian PLC	68,800	906,360
Belgium - 0.8%
Anheuser-Busch InBev SA NV	19,948	1,148,059
Bermuda - 2.3%
China Yurun Food Group Ltd.	271,000	851,895
Credicorp Ltd. (NY Shares)	8,900	869,530
GOME Electrical Appliances Holdings Ltd.	1,791,000	845,657
Petra Diamonds Ltd. (a)	307,800	813,508
Sihuan Pharmaceutical Holdings Group Ltd.	158,000	69,737
TOTAL BERMUDA		3,450,327
Brazil - 6.2%
BR Malls Participacoes SA	71,100	827,789
Bradespar SA (PN)	32,600	838,958
Brasil Foods SA sponsored ADR (d)	46,500	897,915
Cia.Hering SA	36,300	777,857
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR (d)	19,200	829,248
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	29,400	882,588
Iguatemi Empresa de Shopping Centers SA	33,000	721,184
Itau Unibanco Banco Multiplo SA sponsored ADR	55,700	1,134,609
Mills Estruturas e Servicos de Engenharia SA	54,800	741,877
Multiplan Empreendimentos Imobiliarios SA	36,400	786,101
Souza Cruz Industria Comerico	62,000	739,428
TOTAL BRAZIL		9,177,554
Canada - 4.3%
Barrick Gold Corp.	23,600	1,125,162
Canadian Natural Resources Ltd.	27,400	1,106,439
Potash Corp. of Saskatchewan, Inc.	19,600	1,131,606
Silver Wheaton Corp.	22,700	817,571
Suncor Energy, Inc.	32,000	1,226,544
Teck Resources Ltd. Class B (sub. vtg.)	19,700	976,134
TOTAL CANADA		6,383,456
Common Stocks - continued
	Shares	Value
Cayman Islands - 2.7%
Ajisen (China) Holdings Ltd.	128,000	$ 251,934
Belle International Holdings Ltd.	390,000	853,679
China Shineway Pharmaceutical Group Ltd.	404,000	683,200
Hengdeli Holdings Ltd.	1,408,000	699,140
Maoye International Holdings Ltd.	1,653,000	788,981
Shenguan Holdings Group Ltd.	1,092,000	699,156
TOTAL CAYMAN ISLANDS		3,976,090
China - 2.1%
Baidu.com, Inc. sponsored ADR (a)	4,900	769,643
China Minsheng Banking Corp. Ltd. (H Shares)	893,500	788,740
Golden Eagle Retail Group Ltd. (H Shares)	310,000	766,070
Tingyi (Cayman Islands) Holding Corp.	4,000	12,420
Tsingtao Brewery Co. Ltd. (H Shares)	132,000	838,359
TOTAL CHINA		3,175,232
Denmark - 1.9%
Carlsberg A/S Series B	8,500	836,058
Christian Hansen Holding AS	34,200	790,187
Novo Nordisk A/S Series B	9,600	1,174,235
TOTAL DENMARK		2,800,480
France - 5.4%
Atos Origin SA	15,096	833,790
BNP Paribas SA	20,204	1,319,854
Casino Guichard Perrachon et Compagnie	8,643	789,581
Christian Dior SA	5,400	865,127
Danone	15,000	1,073,327
LVMH Moet Hennessy - Louis Vuitton	6,443	1,184,513
PPR SA	4,900	908,233
Schneider Electric SA	7,447	1,082,327
TOTAL FRANCE		8,056,752
Germany - 3.8%
Bayerische Motoren Werke AG (BMW)	10,515	1,054,874
K&S AG	10,900	873,451
SAP AG	17,085	1,068,154
Siemens AG sponsored ADR	13,300	1,692,957
Thyssenkrupp AG	19,700	873,238
TOTAL GERMANY		5,562,674
Hong Kong - 0.3%
China Resources Enterprise Ltd.	98,000	425,633
Common Stocks - continued
	Shares	Value
India - 4.2%
Bajaj Auto Ltd.	7,417	$ 246,551
Bank of Baroda	38,038	757,583
Exide Industries Ltd.	226,780	795,089
Gitanjali Gems Ltd.	114,182	800,255
Housing Development Finance Corp. Ltd.	49,640	773,625
ITC Ltd.	191,705	903,455
Smithkline Beecham Consumer Healthcare Ltd.	13,937	762,200
Titan Industries Ltd.	152,960	789,711
Yes Bank Ltd.	60,705	426,555
TOTAL INDIA		6,255,024
Indonesia - 4.2%
PT Ace Hardware Indonesia Tbk	2,263,000	845,297
PT Astra International Tbk	111,500	924,794
PT Bank Rakyat Indonesia Tbk	1,004,000	815,011
PT Global Mediacom Tbk	7,531,500	770,871
PT Gudang Garam Tbk	121,500	727,570
PT Indofood Sukses Makmur Tbk	1,165,000	794,941
PT Mitra Adiperkasa Tbk	1,501,000	816,720
PT Modern Internasional Tbk	1,896,500	602,417
TOTAL INDONESIA		6,297,621
Israel - 0.6%
Israel Chemicals Ltd.	50,500	856,182
Italy - 1.1%
Prysmian SpA	41,400	767,959
Saipem SpA	16,570	866,157
TOTAL ITALY		1,634,116
Japan - 12.7%
Canon, Inc. sponsored ADR (d)	25,491	1,231,725
Fanuc Corp.	5,700	1,082,011
Hitachi Ltd.	160,000	986,890
Honda Motor Co. Ltd. sponsored ADR (d)	32,300	1,284,894
Itochu Corp.	80,900	935,503
Japan Tobacco, Inc.	232	1,055,025
Keyence Corp.	2,900	820,282
Komatsu Ltd.	31,900	997,639
Kubota Corp.	93,000	844,295
Makita Corp.	16,500	778,211
Mitsubishi Corp.	40,800	1,093,619
Mitsubishi Electric Corp.	79,000	930,982
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsui & Co. Ltd.	56,500	$ 1,068,115
Nabtesco Corp.	31,300	793,836
Omron Corp.	28,500	803,917
ORIX Corp.	8,410	911,316
Rakuten, Inc.	772	785,391
Sysmex Corp.	20,000	765,283
THK Co. Ltd.	30,200	781,241
Unicharm Corp.	17,500	791,269
TOTAL JAPAN		18,741,444
Korea (South) - 1.8%
Hyundai Motor Co.	4,764	1,061,880
KT&G Corp.	12,882	801,536
Lock & Lock Co. Ltd.	16,710	756,016
TOTAL KOREA (SOUTH)		2,619,432
Netherlands - 1.3%
ING Groep NV sponsored ADR (a)	103,594	1,112,600
LyondellBasell Industries NV Class A	19,914	785,806
TOTAL NETHERLANDS		1,898,406
Nigeria - 0.5%
Guaranty Trust Bank PLC GDR (Reg. S)	164,292	681,812
Norway - 0.6%
DnB NOR ASA	62,000	905,059
Poland - 0.5%
Eurocash SA	72,737	711,058
Russia - 2.4%
Magnit OJSC GDR (Reg. S)	25,695	792,691
Sberbank (Savings Bank of the Russian Federation)	284,800	1,047,563
TNK-BP Holding	237,400	770,054
Uralkali JSC GDR (Reg. S)	18,300	901,458
TOTAL RUSSIA		3,511,766
South Africa - 1.7%
AngloGold Ashanti Ltd. sponsored ADR	21,600	905,904
Mr Price Group Ltd.	75,119	828,597
Shoprite Holdings Ltd.	55,500	863,961
TOTAL SOUTH AFRICA		2,598,462
Spain - 1.8%
Banco Santander SA sponsored ADR	144,448	1,474,814
Common Stocks - continued
	Shares	Value
Spain - continued
Inditex SA	9,880	$ 896,340
Obrascon Huarte Lain SA	1,000	31,898
Prosegur Compania de Seguridad SA (Reg.)	6,304	290,125
TOTAL SPAIN		2,693,177
Sweden - 0.7%
Nordea Bank AB	95,200	1,015,269
Switzerland - 5.1%
Compagnie Financiere Richemont SA Series A	15,932	1,032,470
Dufry AG (a)	6,220	734,714
Nestle SA	42,182	2,690,759
The Swatch Group AG (Bearer)	1,780	967,561
Transocean Ltd. (United States)	15,200	935,712
UBS AG (NY Shares) (a)	77,100	1,270,608
TOTAL SWITZERLAND		7,631,824
Taiwan - 0.6%
HTC Corp.	28,717	853,157
Turkey - 1.2%
Boyner Buyuk Magazacilik AS (a)	363,473	860,597
Turkiye Garanti Bankasi AS	196,000	865,491
TOTAL TURKEY		1,726,088
United Kingdom - 10.7%
Anglo American PLC (United Kingdom)	27,400	1,304,415
BG Group PLC	63,039	1,494,321
British American Tobacco PLC (United Kingdom)	33,400	1,541,927
Burberry Group PLC	35,100	860,845
Imperial Tobacco Group PLC	30,417	1,057,072
Reckitt Benckiser Group PLC	18,300	1,038,527
Royal Dutch Shell PLC Class B	76,241	2,791,871
SABMiller PLC	28,000	1,050,296
Standard Chartered PLC (United Kingdom)	48,981	1,252,744
Unilever PLC	48,000	1,532,329
Vedanta Resources PLC	26,500	769,992
Xstrata PLC	54,400	1,156,921
TOTAL UNITED KINGDOM		15,851,260
United States of America - 15.2%
AGCO Corp. (a)	16,700	791,914
Alpha Natural Resources, Inc. (a)	16,900	721,799
Apple, Inc. (a)	1,900	741,912
Common Stocks - continued
	Shares	Value
United States of America - continued
Capital One Financial Corp.	16,000	$ 764,800
CF Industries Holdings, Inc.	4,820	748,642
Citigroup, Inc.	20,206	774,698
Citrix Systems, Inc. (a)	10,100	727,604
Cummins, Inc.	7,400	776,112
CVR Energy, Inc. (a)	28,100	754,485
Deere & Co.	9,700	761,547
Express Scripts, Inc. (a)	14,034	761,485
Freeport-McMoRan Copper & Gold, Inc.	14,060	744,618
Goldman Sachs Group, Inc.	6,100	823,317
Google, Inc. Class A (a)	1,300	784,797
Informatica Corp. (a)	8,178	418,141
JPMorgan Chase & Co.	18,495	748,123
Juniper Networks, Inc. (a)	5,100	119,289
Las Vegas Sands Corp. (a)	17,040	803,947
MasterCard, Inc. Class A	2,460	745,995
Mead Johnson Nutrition Co. Class A	10,900	777,933
Oracle Corp.	24,500	749,210
Philip Morris International, Inc.	10,900	775,753
Rackspace Hosting, Inc. (a)	17,517	700,680
Royal Gold, Inc.	12,100	775,610
salesforce.com, Inc. (a)	5,000	723,550
The Mosaic Co.	10,600	749,632
Tiffany & Co., Inc.	9,256	736,685
Visa, Inc. Class A	8,400	718,536
VMware, Inc. Class A (a)	7,300	732,482
Walter Energy, Inc.	5,800	710,906
Wells Fargo & Co.	27,640	772,262
TOTAL UNITED STATES OF AMERICA		22,436,464
TOTAL COMMON STOCKS (Cost $130,859,419)		145,560,821
Nonconvertible Preferred Stocks - 1.9%

Germany - 0.7%
Volkswagen AG	5,300	1,061,954
Nonconvertible Preferred Stocks - continued
	Shares	Value
Italy - 1.2%
Fiat Industrial SpA (a)	119,124	$ 890,905
Fiat SpA (Risparmio Shares)	118,107	846,813
TOTAL ITALY		1,737,718
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,582,090)		2,799,672
Money Market Funds - 0.8%

Fidelity Cash Central Fund, 0.14% (b)	206,081	206,081
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	955,200	955,200
TOTAL MONEY MARKET FUNDS (Cost $1,161,281)		1,161,281
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $134,602,790)		149,521,774
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(1,623,370)
NET ASSETS - 100%		$ 147,898,404
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 835
Fidelity Securities Lending Cash Central Fund	54,833
Total	$ 55,668
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 22,436,464	$ 22,436,464	$ -	$ -
Japan	18,741,444	16,910,259	1,831,185	-
United Kingdom	15,851,260	9,985,133	5,866,127	-
Brazil	9,177,554	9,177,554	-	-
France	8,056,752	8,056,752	-	-
Switzerland	7,631,824	7,631,824	-	-
Germany	6,624,628	5,556,474	1,068,154	-
Canada	6,383,456	6,383,456	-	-
Indonesia	6,297,621	6,297,621	-	-
Other	47,159,490	44,079,613	3,079,877	-
Money Market Funds	1,161,281	1,161,281	-	-
Total Investments in Securities:	$ 149,521,774	$ 137,676,431	$ 11,845,343	$ -
Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $136,534,142. Net unrealized appreciation aggregated $12,987,632, of which $17,507,419 related to appreciated investment securities and $4,519,787 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Diversified
International Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2011

1.804845.107

ADIF-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
Australia - 3.5%
BHP Billiton Ltd. sponsored ADR (d)	662,700	$ 60,670
Fortescue Metals Group Ltd.	222,444	1,542
Iluka Resources Ltd.	327,544	6,391
Newcrest Mining Ltd.	681,684	29,620
QBE Insurance Group Ltd.	442,473	7,972
Worleyparsons Ltd.	49,933	1,509
TOTAL AUSTRALIA		107,704
Bailiwick of Guernsey - 1.0%
Amdocs Ltd. (a)	196,500	6,196
Ashmore Global Opportunities Ltd.	80,098	1,052
Resolution Ltd.	5,384,482	24,414
TOTAL BAILIWICK OF GUERNSEY		31,662
Bailiwick of Jersey - 1.5%
Experian PLC	1,505,600	19,835
Randgold Resources Ltd. sponsored ADR	90,400	8,209
Shire PLC	52,600	1,826
WPP PLC	1,278,970	14,497
TOTAL BAILIWICK OF JERSEY		44,367
Belgium - 0.9%
Anheuser-Busch InBev SA NV	458,738	26,402
Bermuda - 1.4%
Assured Guaranty Ltd.	434,900	6,154
Clear Media Ltd. (a)	11,132,000	5,399
CNPC (Hong Kong) Ltd.	1,156,000	1,934
GOME Electrical Appliances Holdings Ltd.	6,600,000	3,116
Huabao International Holdings Ltd.	4,119,000	3,488
Kosmos Energy Ltd.	190,500	2,894
Li & Fung Ltd.	5,644,000	9,385
Noble Group Ltd.	6,197,000	9,624
TOTAL BERMUDA		41,994
Brazil - 2.3%
Anhanguera Educacional Participacoes SA	152,100	2,950
Banco Bradesco SA (PN) sponsored ADR	340,000	6,538
Droga Raia SA	41,000	760
Drogasil SA	462,600	3,728
Estacio Participacoes SA	210,300	2,604
Itau Unibanco Banco Multiplo SA sponsored ADR	661,300	13,471
Kroton Educacional SA unit (a)	128,700	1,597
Common Stocks - continued
	Shares	Value (000s)
Brazil - continued
Mills Estruturas e Servicos de Engenharia SA	191,000	$ 2,586
Petroleo Brasileiro SA - Petrobras (ON) sponsored ADR	87,200	2,962
Qualicorp SA	333,000	3,113
Redecard SA	108,700	1,871
Souza Cruz Industria Comerico	500,000	5,963
T4F Entretenimento SA	212,800	1,989
Telecomunicacoes de Sao Paulo SA sponsored ADR	306,435	9,720
TIM Participacoes SA sponsored ADR (non-vtg.)	140,900	7,051
Tractebel Energia SA	181,600	3,059
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	8,400	60
TOTAL BRAZIL		70,022
British Virgin Islands - 0.2%
Arcos Dorados Holdings, Inc.	177,300	4,159
Camelot Information Systems, Inc. ADR (d)	225,500	2,650
TOTAL BRITISH VIRGIN ISLANDS		6,809
Canada - 6.1%
Barrick Gold Corp.	95,000	4,529
Canadian Natural Resources Ltd.	503,500	20,332
Fairfax Financial Holdings Ltd. (sub. vtg.)	18,000	7,084
First Quantum Minerals Ltd.	44,800	6,211
Goldcorp, Inc.	183,000	8,752
InterOil Corp. (a)(d)	117,500	7,356
Ivanhoe Mines Ltd. (a)	428,960	11,234
Niko Resources Ltd.	218,400	15,021
Open Text Corp. (a)	156,000	10,530
Osisko Mining Corp. (a)	400,000	5,933
Painted Pony Petroleum Ltd. (a)(e)	170,900	2,531
Painted Pony Petroleum Ltd. Class A (a)	900,000	13,329
Petrobank Energy & Resources Ltd. (a)	554,300	8,587
Petrominerales Ltd.	313,514	10,002
Potash Corp. of Saskatchewan, Inc.	260,000	15,011
Suncor Energy, Inc.	291,800	11,185
Talisman Energy, Inc.	789,900	14,386
Tourmaline Oil Corp. (a)	140,000	5,224
Tourmaline Oil Corp. (a)(e)	57,400	2,142
Uranium One, Inc.	1,419,700	5,008
TOTAL CANADA		184,387
Cayman Islands - 0.6%
China Automation Group Ltd.	1,128,000	609
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - continued
China ZhengTong Auto Services Holdings Ltd.	2,608,000	$ 3,447
Geely Automobile Holdings Ltd.	4,710,000	1,867
Hengan International Group Co. Ltd.	914,500	7,950
Hengdeli Holdings Ltd.	1,756,000	872
hiSoft Technology International Ltd. ADR (a)(d)	178,100	2,470
Longtop Financial Technologies Ltd. ADR (a)	28,000	53
Minth Group Ltd.	640,000	1,028
NVC Lighting Holdings Ltd.	1,217,000	636
TOTAL CAYMAN ISLANDS		18,932
China - 2.4%
Agricultural Bank China Ltd. (H Shares)	23,752,000	12,891
Baidu.com, Inc. sponsored ADR (a)	136,200	21,393
Bank of China Ltd. (H Shares)	16,178,000	7,452
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	2,728,440	5,377
China Construction Bank Corp. (H Shares)	5,966,000	4,807
China Merchants Bank Co. Ltd. (H Shares)	6,967,000	16,537
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	2,352,000	3,217
TOTAL CHINA		71,674
Curacao - 0.7%
Schlumberger Ltd.	223,800	20,225
Denmark - 3.0%
Carlsberg A/S Series B	190,900	18,777
Novo Nordisk A/S Series B	456,108	55,789
William Demant Holding A/S (a)	200,000	17,550
TOTAL DENMARK		92,116
Finland - 0.1%
Nokian Tyres PLC	46,300	2,173
France - 6.3%
Alcatel-Lucent SA sponsored ADR (a)	575,000	2,329
Alstom SA	304,390	16,075
Arkema SA	46,700	4,573
AXA SA	719,000	13,544
BNP Paribas SA	215,500	14,078
Bureau Veritas SA	39,400	3,221
Danone	197,700	14,146
Essilor International SA	173,646	13,950
Iliad SA	63,296	8,131
JC Decaux SA (a)	20,600	569
Common Stocks - continued
	Shares	Value (000s)
France - continued
LVMH Moet Hennessy - Louis Vuitton	190,851	$ 35,087
PPR SA	203,800	37,775
Publicis Groupe SA	125,000	6,375
Safran SA	80,100	3,341
Sanofi-Aventis	221,474	17,208
TOTAL FRANCE		190,402
Germany - 6.7%
adidas AG	135,400	10,076
Allianz AG	69,150	9,048
BASF AG	217,248	19,734
Bayer AG	37,471	3,011
Bayerische Motoren Werke AG (BMW)	129,867	13,028
Commerzbank AG (a)	340,000	1,299
Deutsche Boerse AG (a)	125,300	9,304
ElringKlinger AG	81,300	2,430
Fresenius Medical Care AG & Co. KGaA	291,800	22,394
Fresenius SE	212,700	22,784
Kabel Deutschland Holding AG (a)	177,700	10,025
Linde AG	125,268	22,499
Rheinmetall AG	57,200	4,801
SAP AG	150,729	9,424
Siemens AG	330,000	42,175
TOTAL GERMANY		202,032
Hong Kong - 1.2%
AIA Group Ltd.	2,016,600	7,413
China Mobile (Hong Kong) Ltd. sponsored ADR	70,000	3,488
China Resources Enterprise Ltd.	230,000	999
Henderson Land Development Co. Ltd.	998,325	6,328
Sun Art Retail Group Ltd.	406,000	522
Swire Pacific Ltd. (A Shares)	537,000	7,565
Wharf Holdings Ltd.	1,487,000	10,942
TOTAL HONG KONG		37,257
India - 2.0%
Axis Bank Ltd.	154,359	4,670
Bajaj Auto Ltd.	62,612	2,081
Bharti Airtel Ltd.	875,793	8,662
Cummins India Ltd.	43,267	627
HDFC Bank Ltd.	1,291,090	14,210
Housing Development Finance Corp. Ltd.	640,065	9,975
Infrastructure Development Finance Co. Ltd.	1,296,940	3,698
Common Stocks - continued
	Shares	Value (000s)
India - continued
ITC Ltd.	462,016	$ 2,177
Mahindra & Mahindra Financial Services Ltd.	231,785	3,340
Shriram Transport Finance Co. Ltd.	243,922	3,534
State Bank of India	139,749	7,412
Wipro Ltd.	140,264	1,233
TOTAL INDIA		61,619
Indonesia - 0.2%
PT Perusahaan Gas Negara Tbk Series B	10,048,500	4,699
PT Tower Bersama Infrastructure Tbk	4,844,500	1,268
TOTAL INDONESIA		5,967
Ireland - 0.3%
Accenture PLC Class A	84,700	5,009
Elan Corp. PLC sponsored ADR (a)	252,900	2,797
TOTAL IRELAND		7,806
Italy - 1.9%
Fiat Industrial SpA (a)	2,230,700	29,504
Prada SpA	450,000	2,743
Saipem SpA	467,520	24,438
TOTAL ITALY		56,685
Japan - 14.2%
ABC-Mart, Inc.	62,800	2,432
Aozora Bank Ltd.	1,450,000	3,542
Calbee, Inc.	49,900	2,101
Cosmos Pharmaceutical Corp.	137,100	6,395
Denso Corp.	255,900	9,157
Dentsu, Inc.	224,700	7,030
Fanuc Corp.	100,700	19,116
Hitachi Ltd.	4,110,000	25,351
Honda Motor Co. Ltd. sponsored ADR (d)	659,606	26,239
Itochu Corp.	653,000	7,551
Japan Tobacco, Inc.	5,666	25,766
JSR Corp.	171,600	3,514
KDDI Corp.	3,236	24,050
Keyence Corp.	70,200	19,856
Komatsu Ltd.	339,900	10,630
Makita Corp.	75,600	3,566
Mitsubishi Corp.	538,800	14,442
Mitsubishi UFJ Financial Group, Inc.	2,312,500	11,746
Mitsui & Co. Ltd.	571,600	10,806
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Nitori Holdings Co. Ltd.	48,900	$ 4,759
NSK Ltd.	646,000	6,295
NTT DoCoMo, Inc.	6,408	11,860
ORIX Corp.	389,650	42,223
Rakuten, Inc.	21,801	22,179
Shimadzu Corp.	389,000	3,614
SMC Corp.	45,000	8,297
SOFTBANK CORP.	681,000	26,633
Start Today Co. Ltd.	892,400	22,169
Sumitomo Mitsui Financial Group, Inc.	194,700	6,127
TDK Corp.	59,300	3,074
Tokyo Electron Ltd.	252,100	13,626
Toyota Motor Corp.	349,600	14,276
Yahoo! Japan Corp.	33,847	12,015
TOTAL JAPAN		430,437
Korea (South) - 1.6%
Amorepacific Corp.	9,101	10,359
Lock & Lock Co. Ltd.	8,090	366
Orion Corp.	23,346	11,338
Samsung Electronics Co. Ltd.	19,473	15,589
Shinhan Financial Group Co. Ltd.	229,000	10,970
TOTAL KOREA (SOUTH)		48,622
Luxembourg - 0.3%
Samsonite International SA	1,672,500	3,584
Ternium SA sponsored ADR	141,900	4,114
TOTAL LUXEMBOURG		7,698
Malaysia - 0.2%
Genting Bhd	1,882,300	6,868
Mexico - 0.7%
America Movil SAB de CV Series L sponsored ADR	305,200	7,874
Grupo Televisa SA de CV (CPO) sponsored ADR	230,100	5,106
Wal-Mart de Mexico SA de CV Series V	3,523,000	9,719
TOTAL MEXICO		22,699
Netherlands - 2.3%
AEGON NV (a)	2,458,300	14,068
Gemalto NV	182,761	8,728
ING Groep NV sponsored ADR (a)	2,049,400	22,011
Koninklijke KPN NV (d)	707,782	10,115
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	399,200	$ 9,888
LyondellBasell Industries NV Class A	161,300	6,365
TOTAL NETHERLANDS		71,175
Norway - 1.4%
DnB NOR ASA	1,145,800	16,726
Storebrand ASA (A Shares)	600,000	5,008
Telenor ASA	1,215,000	20,354
TOTAL NORWAY		42,088
Qatar - 0.1%
Commercial Bank of Qatar GDR (Reg. S)	1,100,000	4,471
Russia - 0.5%
Sberbank of Russia sponsored ADR	320,000	4,784
Uralkali JSC GDR (Reg. S)	219,300	10,803
TOTAL RUSSIA		15,587
South Africa - 1.2%
AngloGold Ashanti Ltd. sponsored ADR	208,200	8,732
Foschini Ltd.	125,000	1,644
Impala Platinum Holdings Ltd.	132,500	3,399
MTN Group Ltd.	360,000	7,807
Naspers Ltd. Class N	112,500	6,031
Shoprite Holdings Ltd.	265,100	4,127
Tiger Brands Ltd.	20,600	627
Vodacom Group (Pty) Ltd.	371,100	4,724
TOTAL SOUTH AFRICA		37,091
Spain - 2.7%
Banco Santander SA sponsored ADR	3,345,800	34,161
Inditex SA	322,785	29,284
Prosegur Compania de Seguridad SA (Reg.)	178,800	8,229
Telefonica SA sponsored ADR	412,000	9,196
TOTAL SPAIN		80,870
Sweden - 1.1%
Elekta AB (B Shares)	230,000	10,601
H&M Hennes & Mauritz AB (B Shares)	323,715	11,067
Hexagon AB (B Shares)	76,000	1,551
Swedbank AB (A Shares)	618,700	10,876
TOTAL SWEDEN		34,095
Common Stocks - continued
	Shares	Value (000s)
Switzerland - 3.9%
Clariant AG (Reg.) (a)	474,195	$ 7,488
Kuehne & Nagel International AG	149,610	20,967
Nestle SA	564,038	35,980
Noble Corp.	125,000	4,609
Partners Group Holding	5,000	951
The Swatch Group AG (Bearer)	13,730	7,463
Transocean Ltd. (United States)	211,600	13,026
UBS AG (a)	899,370	14,834
Zurich Financial Services AG	50,504	12,047
TOTAL SWITZERLAND		117,365
Taiwan - 1.5%
HTC Corp.	1,045,800	31,070
Taiwan Fertilizer Co. Ltd.	2,327,000	8,299
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	379,800	4,694
Unified-President Enterprises Corp.	657,000	1,076
TOTAL TAIWAN		45,139
United Kingdom - 18.0%
3Legs Resources PLC	645,100	2,542
Anglo American PLC (United Kingdom)	380,400	18,109
Ashmore Group PLC	275,000	1,821
Autonomy Corp. PLC (a)	167,800	4,630
Aviva PLC	528,700	3,443
BG Group PLC	1,021,292	24,209
BHP Billiton PLC	160,630	6,001
BP PLC sponsored ADR	200,000	9,088
British American Tobacco PLC sponsored ADR	182,100	16,648
Britvic PLC	672,100	3,872
Burberry Group PLC	618,300	15,164
Capita Group PLC	519,600	6,124
Carphone Warehouse Group PLC	1,801,600	12,207
Filtrona PLC	574,500	3,220
GlaxoSmithKline PLC	1,794,700	40,017
HSBC Holdings PLC sponsored ADR	831,900	40,655
Imperial Tobacco Group PLC	92,267	3,207
Inchcape PLC	1,753,900	11,212
Intertek Group PLC	345,200	10,852
ITV PLC (a)	6,134,500	7,044
Johnson Matthey PLC	98,400	3,295
Lloyds Banking Group PLC (a)	32,312,700	22,828
Misys PLC	1,534,750	9,977
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Next PLC	281,800	$ 10,987
Ocado Group PLC (a)(d)	1,074,000	3,003
Pearson PLC	996,300	19,120
Pz Cussons PLC Class L	137,000	849
Reckitt Benckiser Group PLC	767,300	43,544
Rio Tinto PLC	330,200	23,311
Rolls-Royce Group PLC	1,566,400	16,778
Royal Dutch Shell PLC Class B	2,996,338	109,716
SuperGroup PLC (a)	155,800	2,724
Vodafone Group PLC sponsored ADR	1,435,700	40,343
TOTAL UNITED KINGDOM		546,540
United States of America - 5.6%
Apple, Inc. (a)	63,900	24,952
C. R. Bard, Inc.	81,500	8,042
CF Industries Holdings, Inc.	68,600	10,655
Citigroup, Inc.	403,180	15,458
Cognizant Technology Solutions Corp. Class A (a)	66,700	4,660
eBay, Inc. (a)	93,700	3,069
Facebook, Inc. Class B (a)(f)	131,847	3,296
JPMorgan Chase & Co.	280,300	11,338
Medco Health Solutions, Inc. (a)	213,800	13,444
Nabors Industries Ltd. (a)	250,900	6,626
Newmont Mining Corp.	125,000	6,951
Noble Energy, Inc.	51,000	5,084
Polycom, Inc. (a)	189,400	5,119
SanDisk Corp. (a)	144,300	6,137
Schweitzer-Mauduit International, Inc.	179,900	10,094
The Mosaic Co.	254,000	17,963
The Pep Boys - Manny, Moe & Jack	101,100	1,087
Unisys Corp. (a)	239,998	4,985
Wells Fargo & Co.	435,200	12,159
TOTAL UNITED STATES OF AMERICA		171,119
TOTAL COMMON STOCKS (Cost $2,515,756)		2,962,099
Nonconvertible Preferred Stocks - 1.7%
	Shares	Value (000s)
Germany - 1.7%
ProSiebenSat.1 Media AG	347,500	$ 8,990
Volkswagen AG	211,700	42,418
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $26,346)		51,408
Master Notes - 0.0%
Principal Amount (000s)
Canada - 0.0%
OZ Optics Ltd. 5% 11/5/14 (f) (Cost $20)	$ 19	19
Money Market Funds - 3.7%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	52,107,687	52,108
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	60,791,375	60,791
TOTAL MONEY MARKET FUNDS (Cost $112,899)		112,899
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $2,655,021)		3,126,425
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(92,344)
NET ASSETS - 100%		$ 3,034,081
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,673,000 or 0.2% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,315,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11	$ 3,296
OZ Optics Ltd. 5% 11/5/14	11/5/10	$ 20
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 65
Fidelity Securities Lending Cash Central Fund	1,983
Total	$ 2,048
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 546,540	$ 322,104	$ 224,436	$ -
Japan	430,437	361,077	69,360	-
Germany	253,440	179,447	73,993	-
France	190,402	173,194	17,208	-
Canada	184,387	184,387	-	-
United States of America	171,119	167,823	-	3,296
Switzerland	117,365	102,531	14,834	-
Australia	107,704	107,704	-	-
Denmark	92,116	36,327	55,789	-
Cayman Islands	18,932	18,879	-	53
Other	901,065	817,859	83,206	-
Master Notes	19	-	-	19
Money Market Funds	112,899	112,899	-	-
Total Investments in Securities:	$ 3,126,425	$ 2,584,231	$ 538,826	$ 3,368
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 24
Total Realized Gain (Loss)	(56)
Total Unrealized Gain (Loss)	(1,003)
Cost of Purchases	4,432
Proceeds of Sales	(29)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,368
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2011	$ (1,059)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $2,671,160,000. Net unrealized appreciation aggregated $455,265,000, of which $611,904,000 related to appreciated investment securities and $156,639,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For master notes, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Emerging Markets Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2011

1.804858.107

FAEM-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Bailiwick of Jersey - 0.5%
Randgold Resources Ltd. sponsored ADR	37,800	$ 3,432,618
Bermuda - 1.6%
Cheung Kong Infrastructure Holdings Ltd.	479,000	2,759,514
China Glass Holdings Ltd.	404,000	121,815
China Yurun Food Group Ltd.	1,288,000	4,048,859
CNPC (Hong Kong) Ltd.	1,232,000	2,061,290
Great Eagle Holdings Ltd.	460,062	1,517,051
TOTAL BERMUDA		10,508,529
Brazil - 13.3%
Banco Bradesco SA (PN) sponsored ADR (d)	588,590	11,318,586
Banco do Estado do Rio Grande do Sul SA	251,000	2,540,420
BR Malls Participacoes SA	212,600	2,475,217
BR Properties SA	119,700	1,328,800
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	203,605	6,112,222
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	125,200	3,736,952
Companhia de Saneamento de Minas Gerais	35,700	747,969
Eletropaulo Metropolitana SA (PN-B)	166,100	3,883,733
Even Construtora e Incorporadora SA	195,000	954,132
Hypermarcas SA	235,800	1,811,975
Light SA	124,400	2,229,448
Localiza Rent A Car SA	99,800	1,617,439
Marcopolo SA (PN)	244,700	998,550
Mills Estruturas e Servicos de Engenharia SA	79,000	1,069,495
Multiplus SA	18,424	319,261
OGX Petroleo e Gas Participacoes SA (a)	567,600	4,727,561
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	113,200	1,714,930
(PN) sponsored ADR (non-vtg.)	214,010	6,576,527
Qualicorp SA	72,000	673,027
Tecnisa SA	134,000	1,026,251
Tegma Gestao Logistica	116,600	1,785,982
Telecomunicacoes de Sao Paulo SA sponsored ADR	120,026	3,807,225
TIM Participacoes SA sponsored ADR (non-vtg.) (d)	117,200	5,864,688
Ultrapar Participacoes SA	108,100	1,930,357
Vale SA (PN-A) sponsored ADR	584,800	17,263,296
TOTAL BRAZIL		86,514,043
Common Stocks - continued
	Shares	Value
British Virgin Islands - 0.4%
Mail.ru Group Ltd.:
GDR (a)(e)	64,300	$ 2,296,796
GDR (Reg. S)	5,900	210,748
TOTAL BRITISH VIRGIN ISLANDS		2,507,544
Canada - 1.3%
Eldorado Gold Corp.	197,485	3,400,281
First Quantum Minerals Ltd.	21,800	3,022,428
Pacific Rubiales Energy Corp.	39,500	1,136,131
Uranium One, Inc.	179,800	634,212
TOTAL CANADA		8,193,052
Cayman Islands - 4.2%
Central China Real Estate Ltd.	3,124,836	866,028
Changyou.com Ltd. (A Shares) ADR (a)(d)	59,500	3,083,885
China Shangshui Cement Group Ltd.	3,617,000	4,385,621
Country Garden Holdings Co. Ltd.	3,964,000	2,034,438
Eurasia Drilling Co. Ltd. GDR (Reg. S)	97,363	2,872,209
EVA Precision Industrial Holdings Ltd.	4,960,000	1,877,390
Gourmet Master Co. Ltd.	73,000	591,482
Haitian International Holdings Ltd.	742,000	898,725
JA Solar Holdings Co. Ltd. ADR (a)	102,200	490,560
Kaisa Group Holdings Ltd. (a)	3,160,000	1,147,425
Kingboard Chemical Holdings Ltd.	569,000	2,704,900
Minth Group Ltd.	7,000	11,245
Shenguan Holdings Group Ltd.	2,598,000	1,663,376
SOHO China Ltd.	1,839,000	1,668,214
TPK Holdings Co.	79,000	2,325,139
Trina Solar Ltd. (a)	34,800	623,268
TOTAL CAYMAN ISLANDS		27,243,905
Chile - 0.3%
CFR Pharmaceuticals SA	8,481,307	2,122,644
China - 9.5%
Agricultural Bank China Ltd. (H Shares)	5,950,000	3,229,298
Anhui Expressway Co. Ltd. (H Shares)	1,134,000	763,876
Baidu.com, Inc. sponsored ADR (a)	24,215	3,803,450
China Communications Construction Co. Ltd. (H Shares)	3,740,000	3,171,932
China Communications Services Corp. Ltd. (H Shares)	4,596,000	2,323,416
China Construction Bank Corp. (H Shares)	3,310,000	2,667,094
China Datang Corp. Renewable Power Co. Ltd. (a)	2,410,000	550,412
China Minsheng Banking Corp. Ltd. (H Shares)	4,637,000	4,093,325
Common Stocks - continued
	Shares	Value
China - continued
China National Building Materials Co. Ltd. (H Shares)	1,872,000	$ 3,761,390
China Telecom Corp. Ltd. (H Shares)	6,680,000	4,376,547
Digital China Holdings Ltd. (H Shares)	1,000,000	1,706,485
Dongfeng Motor Group Co. Ltd. (H Shares)	876,000	1,733,162
Great Wall Motor Co. Ltd. (H Shares)	1,169,500	1,764,649
Guangzhou R F Properties Co. Ltd. (H Shares)	1,047,600	1,352,210
Harbin Power Equipment Co. Ltd. (H Shares)	2,854,000	3,757,094
Industrial & Commercial Bank of China Ltd. (H Shares)	14,693,035	11,179,360
NetEase.com, Inc. sponsored ADR (a)	26,900	1,358,988
Shenzhen Expwy Co. (H Shares)	904,000	476,717
SINA Corp. (a)	19,778	2,137,804
Yantai Changyu Pioneer Wine Co. (B Shares)	227,939	2,734,519
Yanzhou Coal Mining Co. Ltd. (H Shares)	828,000	3,171,972
ZTE Corp. (H Shares)	544,320	1,700,607
TOTAL CHINA		61,814,307
Czech Republic - 0.8%
Ceske Energeticke Zavody AS	95,000	4,909,123
Philip Morris CR AS	909	541,480
TOTAL CZECH REPUBLIC		5,450,603
Egypt - 0.4%
Commercial International Bank Ltd. sponsored GDR	604,308	2,671,041
Georgia - 0.2%
Bank of Georgia GDR (Reg. S)	70,400	1,203,840
Hong Kong - 3.1%
China Insurance International Holdings Co. Ltd. (a)	1,109,000	2,552,729
China Overseas Land & Investment Ltd.	1,936,000	4,347,045
China Power International Development Ltd.	9,820,000	2,456,953
CNOOC Ltd.	4,216,000	9,384,806
Galaxy Entertainment Group Ltd. (a)	547,000	1,417,717
TOTAL HONG KONG		20,159,250
India - 3.8%
Bank of Baroda	208,283	4,148,264
Bharti Airtel Ltd.	480,235	4,749,666
Grasim Industries Ltd.	10,184	531,996
HCL Technologies Ltd.	123,254	1,357,160
Indian Overseas Bank	824,046	2,582,483
Jain Irrigation Systems Ltd.	361,054	1,422,656
Punjab National Bank	38,704	993,767
Sintex Industries Ltd.	441,922	1,761,291
Common Stocks - continued
	Shares	Value
India - continued
Tata Consultancy Services Ltd.	207,860	$ 5,345,777
Tata Power Co. Ltd.	38,954	1,128,882
Thermax Ltd.	73,884	955,679
TOTAL INDIA		24,977,621
Indonesia - 4.9%
PT Astra International Tbk	838,500	6,954,614
PT Bank Rakyat Indonesia Tbk	8,305,000	6,741,702
PT Bank Tabungan Negara Tbk	7,019,500	1,403,899
PT Bumi Serpong Damai Tbk	11,588,100	1,390,571
PT Ciputra Development Tbk	14,439,000	934,288
PT Energi Mega Persada Tbk (a)	12,598,000	377,940
PT Gadjah Tunggal Tbk	1,946,000	749,782
PT Indofood Sukses Makmur Tbk	7,010,000	5,236,880
PT Indosat Tbk	3,455,500	2,215,584
PT Indosat Tbk sponsored ADR (d)	22,700	738,204
PT Summarecon Agung Tbk	4,515,000	679,906
PT Tambang Batubbara Bukit Asam Tbk	500	1,253
PT Tower Bersama Infrastructure Tbk	5,965,000	1,561,426
PT XL Axiata Tbk	3,921,000	2,652,440
TOTAL INDONESIA		31,638,489
Kazakhstan - 0.4%
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	151,477	2,802,325
Korea (South) - 21.1%
BS Financial Group, Inc. (a)	210,130	3,238,750
Cheil Worldwide, Inc.	82,190	1,297,984
CJ CGV Co. Ltd.	49,350	1,465,101
CJ Corp.	46,788	3,772,154
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	39,510	1,405,317
Daum Communications Corp.	7,773	973,192
Dong-A Pharmaceutical Co. Ltd.	8,375	897,634
Doosan Co. Ltd.	22,628	3,176,463
GS Holdings Corp.	57,400	4,932,602
Hankook Tire Co. Ltd.	36,950	1,503,515
Honam Petrochemical Corp.	8,146	3,337,829
Hyundai Department Store Co. Ltd.	25,605	4,468,673
Hyundai Engineering & Construction Co. Ltd.	34,070	2,792,041
Hyundai Fire & Marine Insurance Co. Ltd.	54,490	1,746,906
Hyundai Heavy Industries Co. Ltd.	17,277	6,685,971
Hyundai Hysco Co. Ltd.	37,970	1,744,899
Hyundai Mobis	15,725	5,667,744
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Hyundai Motor Co.	55,260	$ 12,317,277
Hyundai Steel Co.	30,668	3,781,506
Industrial Bank of Korea	324,550	5,587,200
Kia Motors Corp.	116,110	8,524,061
Korea Gas Corp.	40,590	1,372,507
Korea Zinc Co. Ltd.	5,268	2,186,048
KT&G Corp.	76,733	4,774,435
LG Chemical Ltd.	13,911	6,201,435
LIG Non-Life Insurance Co. Ltd.	59,440	1,477,121
Lotte Samkang Co. Ltd.	5,288	2,186,824
Meritz Fire & Marine Insurance Co. Ltd.	45,896	533,270
Nong Shim Co. Ltd.	11,079	2,658,625
Paradise Co. Ltd.	307,031	2,347,217
Samsung Card Co. Ltd.	46,243	2,631,681
Samsung Electronics Co. Ltd.	25,090	20,085,330
Samsung Heavy Industries Ltd.	50,730	2,066,636
Shinhan Financial Group Co. Ltd.	96,972	4,645,197
Shinsegae Co. Ltd.	4,075	1,267,761
SK Chemicals Co. Ltd.	30,120	2,282,642
SKC Co. Ltd.	9,490	627,386
Sungwoo Hitech Co. Ltd.	52,442	1,149,019
TOTAL KOREA (SOUTH)		137,809,953
Luxembourg - 0.6%
Millicom International Cellular SA unit	32,900	3,953,114
Malaysia - 0.9%
Axiata Group Bhd	2,242,100	3,855,913
RHB Capital Bhd	735,133	2,258,325
TOTAL MALAYSIA		6,114,238
Mauritius - 0.4%
Golden Agri-Resources Ltd.	3,898,000	2,363,111
Mexico - 0.9%
America Movil SAB de CV Series L sponsored ADR	194,236	5,011,289
Coca-Cola FEMSA SAB de CV Series L	104,000	1,004,358
TOTAL MEXICO		6,015,647
Netherlands - 0.1%
Yandex NV	28,000	979,160
Common Stocks - continued
	Shares	Value
Nigeria - 0.4%
Guaranty Trust Bank PLC GDR (Reg. S)	478,495	$ 1,985,754
Guinness Nigeria PLC	302,866	457,270
TOTAL NIGERIA		2,443,024
Panama - 0.1%
Copa Holdings SA Class A	9,800	642,978
Peru - 0.6%
Compania de Minas Buenaventura SA sponsored ADR	90,998	3,725,458
Philippines - 0.1%
Globe Telecom, Inc.	22,610	514,547
Poland - 0.7%
Polska Grupa Energetyczna SA	221,000	1,843,520
Polski Koncern Naftowy Orlen SA (a)	136,500	2,294,950
TVN SA	115,614	702,227
TOTAL POLAND		4,840,697
Portugal - 0.3%
Jeronimo Martins SGPS SA	89,633	1,756,040
Russia - 7.4%
Cherkizovo Group OJSC GDR (a)	71,794	1,402,724
Magnit OJSC GDR (Reg. S)	115,961	3,577,397
Mostotrest OAO (a)	81,400	642,701
OAO Gazprom sponsored ADR	834,732	12,237,171
OAO NOVATEK GDR	49,898	7,774,108
OAO Tatneft sponsored ADR	84,800	3,547,184
Rosneft Oil Co. OJSC GDR (Reg. S)	652,300	5,564,119
Sberbank (Savings Bank of the Russian Federation)	2,354,900	8,661,893
Uralkali JSC GDR (Reg. S)	93,900	4,625,514
TOTAL RUSSIA		48,032,811
Singapore - 0.8%
Keppel Corp. Ltd.	328,100	3,016,291
Straits Asia Resources Ltd.	989,000	2,488,619
TOTAL SINGAPORE		5,504,910
South Africa - 3.3%
African Bank Investments Ltd.	701,047	3,535,925
Barloworld Ltd.	143,700	1,387,211
Foschini Ltd.	282,778	3,719,727
Life Healthcare Group Holdings Ltd.	763,100	1,981,559
Mr Price Group Ltd.	63,200	697,125
PSG Group Ltd.	30,646	213,281
Common Stocks - continued
	Shares	Value
South Africa - continued
Sanlam Ltd.	755,900	$ 3,059,124
Sasol Ltd.	33,300	1,670,714
Sasol Ltd. sponsored ADR	70,900	3,555,635
Steinhoff International Holdings Ltd.	462,878	1,618,324
TOTAL SOUTH AFRICA		21,438,625
Taiwan - 9.3%
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	555,174	2,947,974
Catcher Technology Co. Ltd.	535,000	4,668,283
Chroma ATE, Inc.	593,208	1,489,182
Compal Electronics, Inc.	1,005,000	1,301,489
Formosa Chemicals & Fibre Corp.	1,019,000	3,687,171
Formosa Plastics Corp.	1,463,000	5,496,382
Fubon Financial Holding Co. Ltd.	4,100,726	6,673,619
HTC Corp.	144,202	4,284,118
Huaku Development Co. Ltd.	342,970	1,018,934
Kinsus Interconnect Technology Corp.	366,000	1,508,103
Leofoo Development Co. Ltd. (a)	472,000	312,161
President Chain Store Corp.	549,000	3,507,289
SIMPLO Technology Co. Ltd.	195,500	1,682,194
Taishin Financial Holdings Co. Ltd.	8,299,059	4,425,399
Taiwan Cement Corp.	3,437,804	5,428,112
Taiwan Semiconductor Manufacturing Co. Ltd.	3,718,534	9,226,876
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	222,834	2,754,228
TOTAL TAIWAN		60,411,514
Thailand - 4.0%
Advanced Info Service PCL (For. Reg.)	1,178,600	4,571,899
Asian Property Development PCL (For. Reg.)	7,877,920	1,600,719
Banpu PCL (For. Reg.)	52,850	1,299,285
Charoen Pokphand Foods PCL (For. Reg.)	995,000	1,060,999
Glow Energy PCL (For. Reg.)	784,200	1,488,071
PTT PCL (For. Reg.)	411,400	4,794,485
Siam Cement PCL (For. Reg.)	283,000	4,163,023
Siam Commercial Bank PCL (For. Reg.)	1,354,500	5,754,635
IRPC Public Co. Ltd.	5,872,000	1,133,971
Total Access Communication PCL (For. Reg.)	14,600	33,098
TOTAL THAILAND		25,900,185
Turkey - 1.5%
Anadolu Efes Biracilik ve Malt Sanayii AS	52,000	686,398
Aygaz AS	257,580	1,600,917
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	580,000	885,758
Common Stocks - continued
	Shares	Value
Turkey - continued
Turkiye Garanti Bankasi AS	820,375	$ 3,622,586
Turkiye Vakiflar Bankasi TAO	1,311,000	2,747,094
TOTAL TURKEY		9,542,753
United Arab Emirates - 0.0%
First Gulf Bank PJSC	65,890	299,590
United Kingdom - 0.4%
3Legs Resources PLC	125,800	495,632
Kazakhmys PLC	83,400	1,845,539
TOTAL UNITED KINGDOM		2,341,171
United States of America - 1.5%
Cognizant Technology Solutions Corp. Class A (a)	22,300	1,558,101
CTC Media, Inc. (d)	138,765	2,922,391
Freeport-McMoRan Copper & Gold, Inc.	69,844	3,698,938
Sohu.com, Inc. (a)	15,800	1,423,580
TOTAL UNITED STATES OF AMERICA		9,603,010
TOTAL COMMON STOCKS (Cost $531,620,158)		645,472,347
Money Market Funds - 2.5%

Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c) (Cost $16,353,617)	16,353,617	16,353,617
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $547,973,775)		661,825,964
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(10,126,954)
NET ASSETS - 100%		$ 651,699,010
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,296,796 or 0.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,135
Fidelity Securities Lending Cash Central Fund	200,733
Total	$ 206,868
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Korea (South)	$ 137,809,953	$ 133,164,756	$ 4,645,197	$ -
Brazil	86,514,043	86,514,043	-	-
China	61,814,307	54,265,788	7,548,519	-
Taiwan	60,411,514	51,184,638	9,226,876	-
Russia	48,032,811	48,032,811	-	-
Indonesia	31,638,489	31,638,489	-	-
Cayman Islands	27,243,905	27,243,905	-	-
Thailand	25,900,185	25,900,185	-	-
India	24,977,621	19,303,594	5,674,027	-
Other	141,129,519	130,073,999	11,055,520	-
Money Market Funds	16,353,617	16,353,617	-	-
Total Investments in Securities:	$ 661,825,964	$ 623,675,825	$ 38,150,139	$ -
Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $554,518,249. Net unrealized appreciation aggregated $107,307,715, of which $123,027,999 related to appreciated investment securities and $15,720,284 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Overseas Fund Class A
Class T
Class B
Class C
Institutional Class

July 31, 2011

1.804851.107

OS-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (000s)
Australia - 1.9%
BHP Billiton Ltd.	211,768	$ 9,684
Fortescue Metals Group Ltd.	208,017	1,442
Newcrest Mining Ltd.	167,129	7,262
TOTAL AUSTRALIA		18,388
Austria - 0.2%
Zumtobel AG	80,500	1,892
Bailiwick of Jersey - 0.5%
WPP PLC	420,133	4,762
Belgium - 0.3%
Ageas	410,900	847
Hamon & Compagnie International SA	60,300	2,296
TOTAL BELGIUM		3,143
Bermuda - 1.6%
Clear Media Ltd. (a)	1,278,000	620
GOME Electrical Appliances Holdings Ltd.	12,613,000	5,955
Huabao International Holdings Ltd.	2,087,000	1,767
Signet Jewelers Ltd. (a)	166,900	7,150
TOTAL BERMUDA		15,492
Brazil - 0.1%
Drogasil SA	47,700	384
Marisa Lojas SA	36,200	509
TOTAL BRAZIL		893
British Virgin Islands - 0.1%
Mail.ru Group Ltd.:
GDR (a)(e)	4,200	150
GDR (Reg. S)	27,100	968
TOTAL BRITISH VIRGIN ISLANDS		1,118
Canada - 1.2%
Barrick Gold Corp.	52,100	2,484
Potash Corp. of Saskatchewan, Inc.	42,700	2,465
Suncor Energy, Inc.	102,800	3,940
Yamana Gold, Inc.	205,600	2,677
TOTAL CANADA		11,566
Cayman Islands - 4.1%
Boshiwa International Holding Ltd.	2,981,000	1,694
Bosideng International Holdings Ltd.	6,010,000	1,766
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - continued
China ZhengTong Auto Services Holdings Ltd.	380,000	$ 502
E-Commerce China Dangdang, Inc. ADR (d)	38,000	429
Hengdeli Holdings Ltd.	18,046,000	8,961
Natural Beauty Bio-Technology Ltd.	6,200,000	1,352
Noah Holdings Ltd. ADR (d)	69,800	923
Peak Sport Products Co. Ltd.	2,176,000	1,265
Perfect World Co. Ltd. sponsored ADR Class B (a)	269,700	5,337
Renren, Inc. ADR	15,000	162
Shenguan Holdings Group Ltd.	3,388,000	2,169
Silver Base Group Holdings Ltd.	5,688,000	5,211
Tencent Holdings Ltd.	370,000	9,628
TOTAL CAYMAN ISLANDS		39,399
China - 0.6%
Baidu.com, Inc. sponsored ADR (a)	36,900	5,796
Denmark - 2.6%
Carlsberg A/S Series B	30,100	2,961
Danske Bank A/S (a)	51,111	991
Novo Nordisk A/S:
Series B	19,863	2,430
Series B sponsored ADR	133,500	16,290
William Demant Holding A/S (a)	27,900	2,448
TOTAL DENMARK		25,120
France - 11.7%
Alstom SA	270,313	14,276
Atos Origin SA	37,421	2,067
AXA SA	144,258	2,717
AXA SA sponsored ADR	89,200	1,668
BNP Paribas SA	125,322	8,187
Carrefour SA	31,444	931
Club Mediterranee SA (a)	53,000	1,259
Compagnie Generale de Geophysique SA (a)	96,000	3,224
Credit Agricole SA (d)	101,974	1,263
Danone	95,722	6,849
Gameloft (a)	71,800	497
Iliad SA	18,000	2,312
Ingenico SA	60,657	2,563
Ipsos SA (d)	48,000	2,276
Lafarge SA (Bearer)	44,500	2,390
Laurent-Perrier Group	21,000	2,927
LVMH Moet Hennessy - Louis Vuitton	157,857	29,025
Common Stocks - continued
	Shares	Value (000s)
France - continued
Pernod-Ricard SA	26,800	$ 2,662
Safran SA	97,600	4,071
Sanofi-Aventis sponsored ADR	245,700	9,521
Schneider Electric SA	47,833	6,952
Societe Generale Series A	79,413	3,963
TOTAL FRANCE		111,600
Germany - 11.8%
adidas AG	131,200	9,763
Allianz AG	46,552	6,091
BASF AG	90,218	8,195
Bayer AG	75,344	6,055
Bayerische Motoren Werke AG (BMW)	97,417	9,773
Commerzbank AG (a)	317,600	1,213
Deutsche Bank AG	50,800	2,793
Deutsche Boerse AG (a)	107,169	7,958
Deutsche Post AG	169,323	2,997
Fresenius Medical Care AG & Co. KGaA	142,200	10,913
Hugo Boss AG	46,900	4,862
K&S AG	23,400	1,875
Kabel Deutschland Holding AG (a)	82,700	4,666
Linde AG	18,503	3,323
MAN SE	34,867	4,150
Munich Re Group	13,555	2,007
Puma AG	26,123	8,055
Rheinmetall AG	21,700	1,821
SAP AG	122,957	7,687
SAP AG sponsored ADR (d)	84,100	5,249
Siemens AG sponsored ADR	12,500	1,591
Tom Tailor Holding AG (a)	57,500	1,227
TOTAL GERMANY		112,264
Greece - 0.2%
Folli Follie Group (a)	137,123	1,813
Hong Kong - 2.4%
AIA Group Ltd.	780,200	2,868
China Unicom (Hong Kong) Ltd. sponsored ADR (d)	136,900	2,741
Emperor Watch & Jewellery Ltd.	18,610,000	4,011
Hang Seng Bank Ltd.	95,600	1,503
Henderson Land Development Co. Ltd.	409,334	2,595
Hong Kong Exchanges and Clearing Ltd.	81,400	1,680
Common Stocks - continued
	Shares	Value (000s)
Hong Kong - continued
Television Broadcasts Ltd.	510,000	$ 3,491
Wharf Holdings Ltd.	510,000	3,753
TOTAL HONG KONG		22,642
Ireland - 1.5%
CRH PLC	381,898	7,491
Kingspan Group PLC (United Kingdom)	671,700	6,756
TOTAL IRELAND		14,247
Israel - 0.3%
Israel Chemicals Ltd.	64,100	1,087
Teva Pharmaceutical Industries Ltd. sponsored ADR	34,000	1,586
TOTAL ISRAEL		2,673
Italy - 3.6%
Assicurazioni Generali SpA	97,900	1,865
Intesa Sanpaolo SpA	1,390,559	3,229
Saipem SpA	308,162	16,108
Sorin SpA (a)	1,855,800	5,200
Tod's SpA	43,222	5,797
UniCredit SpA	1,373,794	2,467
TOTAL ITALY		34,666
Japan - 18.1%
Aozora Bank Ltd.	918,000	2,242
Calbee, Inc.	20,500	863
Canon, Inc.	90,500	4,364
Dai-ichi Mutual Life Insurance Co.	1,169	1,657
DeNA Co. Ltd.	19,800	989
Denso Corp.	53,900	1,929
eAccess Ltd. (d)	2,580	1,143
Fanuc Corp.	35,100	6,663
Fuji Media Holdings, Inc.	1,029	1,596
GREE, Inc.	41,700	957
Honda Motor Co. Ltd.	140,400	5,572
Japan Retail Fund Investment Corp.	1,300	2,032
Japan Tobacco, Inc.	421	1,915
JFE Holdings, Inc.	72,700	1,984
JSR Corp.	62,700	1,284
Kakaku.com, Inc.	50,400	1,994
KDDI Corp.	863	6,414
Keyence Corp.	15,900	4,497
Mazda Motor Corp. (a)	1,654,000	4,577
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Mitsubishi Corp.	284,200	$ 7,618
Mitsubishi Electric Corp.	495,000	5,833
Mitsubishi Estate Co. Ltd.	125,000	2,248
Mitsubishi UFJ Financial Group, Inc.	1,618,300	8,220
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	233,500	1,184
Mitsui & Co. Ltd.	399,700	7,556
Mizuho Financial Group, Inc.	1,276,800	2,089
MS&AD Insurance Group Holdings, Inc.	97,800	2,455
Murata Manufacturing Co. Ltd.	44,800	2,916
NKSJ Holdings, Inc.	276,000	1,829
Nomura Holdings, Inc.	301,900	1,466
NSK Ltd.	405,000	3,947
ORIX Corp.	63,920	6,926
Rakuten, Inc.	6,315	6,425
Shin-Etsu Chemical Co., Ltd.	68,000	3,680
SMC Corp.	33,800	6,232
SOFTBANK CORP.	214,200	8,377
Sony Corp.	37,500	941
Start Today Co. Ltd.	200,200	4,973
Sumitomo Corp.	248,800	3,517
Sumitomo Mitsui Financial Group, Inc.	176,300	5,548
T&D Holdings, Inc.	60,150	1,477
Tokio Marine Holdings, Inc.	101,400	2,997
Tokyo Electron Ltd.	72,800	3,935
Toshiba Corp.	740,000	3,846
Toyota Motor Corp.	232,000	9,474
Toyota Motor Corp. sponsored ADR (d)	17,600	1,442
Yahoo! Japan Corp.	6,187	2,196
TOTAL JAPAN		172,019
Korea (South) - 0.4%
Samsung Electronics Co. Ltd.	4,464	3,574
Luxembourg - 0.2%
ArcelorMittal SA Class A unit (d)	66,500	2,071
Netherlands - 1.5%
AEGON NV (a)	212,400	1,215
ASML Holding NV	39,600	1,412
ING Groep NV:
(Certificaten Van Aandelen) (a)	398,910	4,281
sponsored ADR (a)	79,100	850
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
Koninklijke Philips Electronics NV	183,406	$ 4,555
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	81,700	2,024
TOTAL NETHERLANDS		14,337
Norway - 1.0%
Aker Solutions ASA	236,700	4,167
DnB NOR ASA	176,400	2,575
Kvaerner ASA (a)	8,200	17
StatoilHydro ASA	12,300	303
StatoilHydro ASA sponsored ADR (d)	79,900	1,963
TOTAL NORWAY		9,025
Russia - 0.3%
Uralkali JSC GDR (Reg. S)	54,900	2,704
Singapore - 0.2%
United Overseas Bank Ltd.	125,627	2,134
South Africa - 0.2%
Impala Platinum Holdings Ltd.	58,800	1,508
Spain - 2.1%
Banco Bilbao Vizcaya Argentaria SA	429,083	4,494
Banco Santander SA (d)	750,631	7,900
Banco Santander SA sponsored ADR	150,200	1,534
Distribuidora Internacional de Alimentacion SA	33,612	142
EDP Renovaveis SA (a)	451,605	2,933
NH Hoteles SA (a)	235,800	1,484
Telefonica SA	64,848	1,445
TOTAL SPAIN		19,932
Sweden - 0.9%
Elekta AB (B Shares)	120,400	5,549
Swedbank AB (A Shares)	59,512	1,046
Swedish Match Co.	54,400	2,028
TOTAL SWEDEN		8,623
Switzerland - 6.2%
Compagnie Financiere Richemont SA Series A	251,155	16,276
Credit Suisse Group	50,181	1,803
Credit Suisse Group sponsored ADR	47,800	1,718
GAM Holding Ltd.	94,982	1,477
Julius Baer Group Ltd.	72,600	3,098
Kuehne & Nagel International AG	18,240	2,556
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Swiss Re Ltd.	39,700	$ 2,233
The Swatch Group AG (Bearer)	37,660	20,471
Transocean Ltd. (United States)	36,600	2,253
UBS AG (a)	176,348	2,909
UBS AG (NY Shares) (a)	136,977	2,257
Zurich Financial Services AG	8,097	1,931
TOTAL SWITZERLAND		58,982
Taiwan - 1.0%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	433,866	1,236
HTC Corp.	230,920	6,860
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	92,385	1,142
TOTAL TAIWAN		9,238
United Kingdom - 18.3%
Anglo American PLC:
ADR	89,346	2,112
(United Kingdom)	177,859	8,467
ARM Holdings PLC	135,900	1,296
Aviva PLC	334,000	2,175
Barclays PLC	1,334,884	4,844
Barclays PLC sponsored ADR (d)	271,000	3,946
BG Group PLC	548,018	12,991
BHP Billiton PLC	401,399	14,996
BP PLC sponsored ADR	65,166	2,961
British Sky Broadcasting Group PLC	220,100	2,573
Burberry Group PLC	224,900	5,516
Diageo PLC	246,454	5,014
Dunelm Group PLC	310,300	2,394
Hays PLC	1,126,800	1,662
HSBC Holdings PLC:
(United Kingdom)	143,604	1,400
sponsored ADR	374,533	18,303
Imperial Tobacco Group PLC	117,082	4,069
International Personal Finance PLC	348,100	1,801
Intertek Group PLC	111,700	3,511
Johnson Matthey PLC	124,454	4,168
Legal & General Group PLC	813,369	1,498
Lloyds Banking Group PLC (a)	4,209,699	2,974
Lloyds Banking Group PLC sponsored ADR (a)(d)	381,800	1,061
M&C Saatchi	887,505	1,967
Man Group PLC	825,945	3,021
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Prudential PLC	363,825	$ 4,099
Reckitt Benckiser Group PLC	55,200	3,133
Rio Tinto PLC	125,232	8,841
Rio Tinto PLC sponsored ADR	69,300	4,919
Rolls-Royce Group PLC	162,800	1,744
Royal Bank of Scotland Group PLC (a)	1,162,200	674
Royal Dutch Shell PLC:
Class A (United Kingdom)	92,200	3,378
Class B	245,446	8,988
Standard Chartered PLC (United Kingdom)	131,807	3,371
Sthree PLC	190,600	1,127
Vodafone Group PLC	2,742,369	7,691
Vodafone Group PLC sponsored ADR	122,400	3,439
William Hill PLC	836,500	3,171
Xstrata PLC	237,400	5,049
TOTAL UNITED KINGDOM		174,344
United States of America - 2.0%
Apple, Inc. (a)	14,900	5,818
Deckers Outdoor Corp. (a)	83,600	8,297
Dunkin' Brands Group, Inc.	2,600	75
Google, Inc. Class A (a)	7,900	4,769
TOTAL UNITED STATES OF AMERICA		18,959
TOTAL COMMON STOCKS (Cost $800,672)		924,924
Nonconvertible Preferred Stocks - 2.9%

Germany - 2.9%
Hugo Boss AG (non-vtg.)	47,500	5,169
Volkswagen AG	111,200	22,281
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $15,181)		27,450
Money Market Funds - 3.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.14% (b)	12,082,570	$ 12,083
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	22,683,246	22,683
TOTAL MONEY MARKET FUNDS (Cost $34,766)		34,766
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $850,619)		987,140
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(35,018)
NET ASSETS - 100%		$ 952,122
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $150,000 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 8
Fidelity Securities Lending Cash Central Fund	811
Total	$ 819
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 174,344	$ 107,974	$ 66,370	$ -
Japan	172,019	134,345	37,674	-
Germany	139,714	118,321	21,393	-
France	111,600	108,376	3,224	-
Switzerland	58,982	54,270	4,712	-
Cayman Islands	39,399	39,399	-	-
Italy	34,666	34,666	-	-
Denmark	25,120	22,690	2,430	-
Hong Kong	22,642	22,642	-	-
Other	173,888	127,758	46,130	-
Money Market Funds	34,766	34,766	-	-
Total Investments in Securities:	$ 987,140	$ 805,207	$ 181,933	$ -
Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $865,002,000. Net unrealized appreciation aggregated $122,138,000, of which $206,132,000 related to appreciated investment securities and $83,994,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 29, 2011